BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 13.9%
Ajax Mortgage Loan Trust, Series 2019-G,
Class A, 3.00%, 09/25/59
(a)(b)
......... USD 7,316 $ 7,333,367
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 1.29%,
10/21/28
(b)(c)
.................... 5,600 5,589,178
ALM XVII Ltd., Series 2015-17A, Class A1AR,
(LIBOR USD 3 Month + 0.93%), 1.17%,
01/15/28
(b)(c)
.................... 3,441 3,432,987
AmeriCredit Automobile Receivables Trust,
Series 2020-2, Class B, 0.97%, 02/18/26 . 3,870 3,913,657
AMMC CLO XIII Ltd., Series 2013-13A, Class
A1LR, (LIBOR USD 3 Month + 1.26%),
1.47%, 07/24/29
(b)(c)
............... 3,957 3,949,175
Anchorage Capital CLO 13 LLC, Series
2019-13A, Class A, (LIBOR USD 3 Month +
1.47%), 1.71%, 04/15/32
(b)(c)
......... 27,170 27,181,645
Anchorage Capital CLO 7 Ltd., Series 2015-7A,
Class AR2, (LIBOR USD 3 Month + 1.09%),
1.31%, 01/28/31
(b)(c)
............... 14,523 14,468,193
ARI Fleet Lease Trust, Series 2020-A, Class B,
2.06%, 11/15/28
(b)
................ 1,470 1,512,276
Atlas Senior Loan Fund III Ltd., Series 2013-
1A, Class AR, (LIBOR USD 3 Month +
0.83%), 1.05%, 11/17/27
(b)(c)
......... 4,207 4,200,468
Atrium XII, Series 12A, Class AR, (LIBOR USD
3 Month + 0.83%), 1.05%, 04/22/27
(b)(c)
.. 9,266 9,235,872
Avery Point IV CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.10%), 1.31%,
04/25/26
(b)(c)
.................... 413 412,447
Avery Point V CLO Ltd., Series 2014-5A, Class
AR, (LIBOR USD 3 Month + 0.98%), 1.20%,
07/17/26
(b)(c)
.................... 800 799,996
Azure Finance No. 2 plc, Series 2, Class C,
(SONIA1M + 3.00%), 3.05%, 07/20/30
(c)
. GBP 1,055 1,448,755
Ballyrock CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.40%), 2.64%,
10/15/28
(b)(c)
.................... USD 3,000 2,943,043
Benefit Street Partners CLO II Ltd., Series
2013-IIA, Class A2R, (LIBOR USD 3 Month
+ 1.75%), 1.99%, 07/15/29
(b)(c)
........ 8,355 8,354,971
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (LIBOR USD 3 Month
+ 1.09%), 1.31%, 04/20/31
(b)(c)
........ 2,230 2,208,862
BlueMountain CLO Ltd., Series 2012-2A,
Class AR2, (LIBOR USD 3 Month + 1.05%),
1.27%, 11/20/28
(b)(c)
............... 13,440 13,433,244
BSPRT Issuer Ltd., Series 2018-FL3, Class
A, (LIBOR USD 1 Month + 1.05%), 1.21%,
03/15/28
(b)(c)
.................... 10,138 10,073,334
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-5A, Class A1RR, (LIBOR USD
3 Month + 1.14%), 1.38%, 07/15/31
(b)(c)
.. 5,996 5,980,798
Catamaran CLO Ltd., Series 2015-1A, Class
AR, (LIBOR USD 3 Month + 0.90%), 1.12%,
04/22/27
(b)(c)
.................... 2,343 2,331,347
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class AR, (LIBOR USD 3 Month + 1.09%),
1.31%, 10/20/28
(b)(c)
............... 26,890 26,838,164
Chesapeake Funding II LLC
(b)
:
Series 2018-1A, Class A1, 3.04%, 04/15/30 6,180 6,242,641
Series 2019-1A, Class B, 3.11%, 04/15/31 5,230 5,399,662
Series 2019-1A, Class C, 3.36%, 04/15/31 4,930 5,086,371
Series 2019-1A, Class D, 3.80%, 04/15/31 6,630 6,808,696
Series 2020-1A, Class A1, 0.87%, 08/16/32 8,694 8,736,723
Series 2020-1A, Class B, 1.24%, 08/16/32 1,170 1,177,137
Series 2020-1A, Class C, 2.14%, 08/16/32 720 733,155
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
(b)(c)
:
Series 2014-4RA, Class A1A, (LIBOR USD
3 Month + 1.13%), 1.35%, 10/17/30 .. USD 17,860 $ 17,829,438
Series 2015-2A, Class AR2, (LIBOR USD 3
Month + 1.01%), 1.25%, 04/15/30
(d)
.. 27,350 27,117,525
Credit Acceptance Auto Loan Trust
(b)
:
Series 2018-1A, Class A, 3.01%, 02/16/27 1,455 1,456,327
Series 2018-2A, Class A, 3.47%, 05/17/27 10,788 10,850,459
Series 2019-1A, Class A, 3.33%, 02/15/28 25,440 25,911,945
Series 2019-3A, Class A, 2.38%, 11/15/28 13,620 13,982,374
Series 2020-1A, Class A, 2.01%, 02/15/29 26,840 27,441,474
Series 2020-2A, Class A, 1.37%, 07/16/29 6,450 6,536,829
Drive Auto Receivables Trust:
Series 2019-4, Class A3, 2.16%, 05/15/23 5,956 5,974,827
Series 2020-1, Class A3, 2.02%, 11/15/23 9,220 9,302,096
Dryden XXV Senior Loan Fund, Series 2012-
25A, Class ARR, (LIBOR USD 3 Month +
0.90%), 1.14%, 10/15/27
(b)(c)
......... 25,747 25,595,004
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (LIBOR USD 3 Month +
0.90%), 1.14%, 04/15/29
(b)(c)
......... 13,800 13,736,023
EDvestinU Private Education Loan Issue No.
1 LLC, Series 2019-A, Class A, 3.58%,
11/25/38
(b)(c)
.................... 7,972 8,481,718
Enterprise Fleet Financing LLC
(b)
:
Series 2018-1, Class A2, 2.87%, 10/20/23 2,168 2,176,994
Series 2019-2, Class A3, 2.38%, 02/20/25 14,800 15,271,133
Fairstone Financial Issuance Trust I, Series
2020-1A, Class A, 2.51%, 10/20/39
(b)
... CAD 9,610 7,504,888
FT Santander Consumer Spain Auto:
Series 2020-1, Class B, (EURIBOR 3 Month
+ 0.95%), 0.41%, 03/20/33
(c)
....... EUR 949 1,159,640
Series 2020-1, Class C, (EURIBOR 3 Month
+ 1.95%), 1.41%, 03/20/33
(c)
....... 285 347,888
Series 2020-1, Class D, 3.50%, 03/20/33 . 474 580,078
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class AR, (LIBOR USD 3 Month
+ 1.12%), 1.34%, 07/20/31
(b)(c)
........ USD 5,275 5,242,859
GoldenTree Loan Opportunities XI Ltd., Series
2015-11A, Class AR2, (LIBOR USD 3 Month
+ 1.07%), 1.29%, 01/18/31
(b)(c)
........ 3,815 3,788,860
Gracie Point International Funding, Series
2020-B, Class A, (LIBOR USD 1 Month +
1.40%), 1.53%, 05/02/23
(b)(c)
......... 5,840 5,839,748
Halcyon Loan Advisors Funding Ltd., Series
2015-2A, Class AR, (LIBOR USD 3 Month +
1.08%), 1.29%, 07/25/27
(b)(c)
......... 9,201 9,170,303
Harley-Davidson Motorcycle Trust, Series
2020-A, Class A3, 1.87%, 10/15/24 ..... 16,900 17,166,805
KKR CLO 16 Ltd., Series 16, Class A2R,
(LIBOR USD 3 Month + 1.80%), 2.02%,
01/20/29
(b)(c)
.................... 10,610 10,523,793
Lendmark Funding Trust
(b)
:
Series 2018-1A, Class A, 3.81%, 12/21/26 18,440 18,799,288
Series 2019-2A, Class A, 2.78%, 04/20/28 6,170 6,336,104
Litigation Fee Residual Funding LLC, Series
2015-1, Class A, 4.00%, 10/30/27
(d)
.... 3,857 3,856,306
LoanCore Issuer Ltd., Series 2018-CRE1,
Class A, (LIBOR USD 1 Month + 1.13%),
1.29%, 05/15/28
(b)(c)
............... 6,666 6,659,802
Loanpal Solar Loan Ltd.
(b)
:
Series 2020-2GF, Class A, 2.75%, 07/20/47 2,603 2,696,140
Series 2021-1GS, Class A, 2.29%, 01/20/48 3,990 4,017,963
Madison Park Funding XII Ltd., Series 2014-
12A, Class AR, (LIBOR USD 3 Month +
1.26%), 1.48%, 07/20/26
(b)(c)
......... 419 419,420

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XIX Ltd., Series 2015-
19A, Class A2R2, (LIBOR USD 3 Month +
1.50%), 1.72%, 01/22/28
(b)(c)
......... USD 15,900 $ 15,809,373
Marathon CRE Ltd., Series 2018-FL1, Class
A, (LIBOR USD 1 Month + 1.15%), 1.30%,
06/15/28
(b)(c)
.................... 3,911 3,894,767
Mariner Finance Issuance Trust
(b)
:
Series 2019-AA, Class A, 2.96%, 07/20/32 6,804 6,955,475
Series 2020-AA, Class A, 2.19%, 08/21/34 3,020 3,066,062
Mill City Mortgage Loan Trust, Series 2016-1,
Class A1, (LIBOR USD 1 Month + 0.00%),
2.50%, 04/25/57
(b)(c)
............... 6,177 6,240,174
Mill City Solar Loan Ltd., Series 2019-2GS,
Class A, 3.69%, 07/20/43
(b)
.......... 12,535 13,202,425
Mosaic Solar Loan Trust
(b)
:
Series 2019-2A, Class A, 2.88%, 09/20/40 346 368,625
Series 2020-2A, Class A, 1.44%, 08/20/46 2,952 2,927,178
Series 2020-2A, Class B, 2.21%, 08/20/46 1,779 1,765,142
Navient Private Education Loan Trust, Series
2020-IA, Class A1B, (LIBOR USD 1 Month +
1.00%), 0.00%, 04/15/69
(b)(c)
......... 18,690 18,691,200
Navient Private Education Refi Loan Trust
(b)
:
Series 2019-CA, Class A2, 3.13%, 02/15/68 5,000 5,151,436
Series 2019-EA, Class A2B, (LIBOR USD 1
Month + 0.92%), 1.08%, 05/15/68
(c)
.. 16,440 16,470,822
Series 2019-FA, Class A1, 2.18%, 08/15/68 1,158 1,159,475
Series 2019-GA, Class A, 2.40%, 10/15/68 2,121 2,171,342
Series 2020-A, Class A2B, (LIBOR USD 1
Month + 0.90%), 1.06%, 11/15/68
(c)
.. 1,480 1,481,705
Series 2020-BA, Class A1, 1.80%, 01/15/69 11,473 11,513,489
Navient Student Loan Trust
(b)
:
Series 2018-EA, Class A2, 4.00%, 12/15/59 2,677 2,771,864
Series 2019-BA, Class A2A, 3.39%,
12/15/59
(d)
................... 7,880 8,272,424
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class AR, (LIBOR USD 3 Month +
0.80%), 1.04%, 01/15/28
(b)(c)
......... 6,926 6,906,771
NLY Commercial Mortgage Trust, Series
2019-FL2, Class A, (LIBOR USD 1 Month +
1.30%), 1.46%, 02/15/36
(b)(c)
......... 5,121 5,077,039
OCP CLO Ltd., Series 2015-8A, Class A1R,
(LIBOR USD 3 Month + 0.85%), 1.07%,
04/17/27
(b)(c)
.................... 511 510,589
Octagon Investment Partners 30 Ltd., Series
2017-1A, Class B, (LIBOR USD 3 Month +
2.35%), 2.57%, 03/17/30
(b)(c)
......... 4,200 4,200,107
OFSI Fund VI Ltd., Series 2014-6A, Class BR,
(LIBOR USD 3 Month + 1.50%), 1.74%,
03/20/25
(b)(c)
.................... 2,263 2,262,240
OneMain Direct Auto Receivables Trust, Series
2018-1A, Class A, 3.43%, 12/16/24
(b)
... 13,332 13,463,186
OneMain Financial Issuance Trust
(b)
:
Series 2018-1A, Class A, 3.30%, 03/14/29 4,835 4,882,604
Series 2019-2A, Class A, 3.14%, 10/14/36 7,730 8,347,459
Palmer Square CLO Ltd.
(b)(c)
:
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 1.13%), 1.35%, 01/17/31 ... 15,000 14,913,957
Series 2015-1A, Class A1R3, (LIBOR USD 3
Month + 1.00%), 1.24%, 05/21/29 ... 1,500 1,500,000
Palmer Square Loan Funding Ltd.
(b)(c)
:
Series 2018-5A, Class A1, (LIBOR USD 3
Month + 0.85%), 1.07%, 01/20/27 ... 11,563 11,494,067
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.25%), 2.47%, 04/20/27 ... 3,450 3,433,453
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Parallel Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 0.85%), 1.07%,
07/20/27
(b)(c)
.................... USD 6,848 $ 6,819,017
PCL Funding IV plc, Series 2020-1, Class C,
(SONIA1M + 2.20%), 2.25%, 09/15/24
(c)
. GBP 230 314,342
PFS Financing Corp.
(b)
:
Series 2018-B, Class A, 2.89%, 02/15/23 . USD 9,120 9,138,998
Series 2019-A, Class A1, (LIBOR USD 1
Month + 0.55%), 0.71%, 04/15/24
(c)
.. 8,480 8,489,291
Series 2019-A, Class A2, 2.86%, 04/15/24 10,780 11,085,659
Series 2019-B, Class A, (LIBOR USD 1
Month + 0.55%), 0.71%, 09/15/23
(c)
.. 33,100 33,137,635
Series 2020-F, Class A, 0.93%, 08/15/24 . 3,840 3,863,051
Series 2020-G, Class A, 0.97%, 02/15/26 6,800 6,835,712
Recette CLO Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 0.92%), 1.14%,
10/20/27
(b)(c)
.................... 6,042 6,027,977
Regatta VI Funding Ltd., Series 2016-1A, Class
AR, (LIBOR USD 3 Month + 1.08%), 1.30%,
07/20/28
(b)(c)
.................... 16,973 16,924,965
Regional Management Issuance Trust
(b)
:
Series 2019-1, Class A, 3.05%, 11/15/28 . 5,930 6,011,749
Series 2020-1, Class A, 2.34%, 10/15/30 . 2,430 2,450,999
Republic Finance Issuance Trust
(b)
:
Series 2019-A, Class A, 3.43%, 11/22/27 . 17,710 17,985,598
Series 2020-A, Class A, 2.47%, 11/20/30 . 2,910 2,966,136
Santander Drive Auto Receivables Trust:
Series 2020-2, Class B, 0.96%, 11/15/24 . 2,810 2,827,322
Series 2020-2, Class C, 1.46%, 09/15/25 . 9,680 9,808,273
SC Germany SA Compartment Consumer
(c)
:
Series 2020-1, Class C, (EURIBOR 1 Month
+ 1.75%), 1.18%, 11/14/34 ........ EUR 3,900 4,777,256
Series 2020-1, Class D, (EURIBOR 1 Month
+ 2.50%), 1.93%, 11/14/34 ........ 1,600 1,959,922
Sesac Finance LLC, Series 2019-1, Class A2,
5.22%, 07/25/49
(b)
................ USD 3,022 3,201,363
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.24%), 1.46%,
07/20/30
(b)(c)
.................... 5,000 4,996,959
SLM Private Credit Student Loan Trust
(c)
:
Series 2004-A, Class A3, (LIBOR USD 3
Month + 0.40%), 0.62%, 06/15/33 ... 1,224 1,209,077
Series 2004-B, Class A3, (LIBOR USD 3
Month + 0.33%), 0.55%, 03/15/24 ... 1,697 1,684,469
Series 2005-A, Class A4, (LIBOR USD 3
Month + 0.31%), 0.53%, 12/15/38 ... 9,156 8,839,863
Series 2005-B, Class A4, (LIBOR USD 3
Month + 0.33%), 0.55%, 06/15/39 ... 7,879 7,537,121
Series 2007-A, Class A4A, (LIBOR USD 3
Month + 0.24%), 0.46%, 12/16/41 ... 5,659 5,491,494
SLM Private Education Loan Trust, Series
2010-C, Class A5, (LIBOR USD 1 Month +
4.75%), 4.91%, 10/15/41
(b)(c)
......... 18,630 20,311,356
SLM Student Loan Trust, Series 2013-4, Class
A, (LIBOR USD 1 Month + 0.55%), 0.70%,
06/25/43
(c)
..................... 5,042 4,952,474
SMB Private Education Loan Trust
(b)
:
Series 2015-A, Class A2A, 2.49%, 06/15/27 3,475 3,512,700
Series 2016-A, Class A2A, 2.70%, 05/15/31 3,935 4,067,696
Series 2018-A, Class A2A, 3.50%, 02/15/36 19,364 20,503,401
Series 2018-B, Class A2B, (LIBOR USD 1
Month + 0.72%), 0.88%, 01/15/37
(c)
.. 9,511 9,502,836
Series 2019-A, Class A2A, 3.44%, 07/15/36 6,011 6,361,206
Series 2020-A, Class A2B, (LIBOR USD 1
Month + 0.83%), 0.99%, 09/15/37
(c)
.. 1,410 1,403,452

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
SoFi Professional Loan Program LLC
(b)
:
Series 2016-A, Class A2, 2.76%, 12/26/36 USD 1,543 $ 1,567,436
Series 2016-C, Class A2B, 2.36%, 12/27/32 1,106 1,120,633
Series 2016-D, Class A2B, 2.34%, 04/25/33 1,251 1,275,367
Series 2016-E, Class A2B, 2.49%, 01/25/36 649 657,672
Series 2018-A, Class A2B, 2.95%, 02/25/42 6,830 6,972,570
Series 2019-A, Class A2FX, 3.69%,
06/15/48
(d)
................... 6,180 6,408,660
SoFi Professional Loan Program Trust
(b)
:
Series 2018-C, Class A2FX, 3.59%,
01/25/48 .................... 4,663 4,840,421
Series 2020-A, Class A2FX, 2.54%,
05/15/46 .................... 12,040 12,440,641
Sound Point CLO XV Ltd., Series 2017-1A,
Class C, (LIBOR USD 3 Month + 2.50%),
2.71%, 01/23/29
(b)(c)
............... 1,500 1,489,717
Soundview Home Loan Trust, Series 2003-2,
Class A2, (LIBOR USD 1 Month + 1.30%),
1.45%, 11/25/33
(c)
................ 298 296,928
SpringCastle America Funding LLC, Series
2020-AA, Class A, 1.97%, 09/25/37
(b)
... 10,792 10,870,729
Springleaf Funding Trust
(b)
:
Series 2015-BA, Class A, 3.48%, 05/15/28 8,612 8,639,805
Series 2017-AA, Class A, 2.68%, 07/15/30
(d)
5,007 5,010,210
Towd Point Mortgage Trust
(b)(c)
:
Series 2016-3, Class A1, 2.25%, 04/25/56 4,031 4,069,534
Series 2016-4, Class A1, 2.25%, 07/25/56 6,655 6,757,979
Transportation Finance Equipment Trust, Series
2019-1, Class A3, 1.85%, 04/24/23
(b)
.... 14,540 14,744,588
Treman Park CLO Ltd., Series 2015-1A, Class
ARR, (LIBOR USD 3 Month + 1.07%),
1.29%, 10/20/28
(b)(c)
............... 27,750 27,726,548
Tryon Park CLO Ltd., Series 2013-1A, Class
A1SR, (LIBOR USD 3 Month + 0.89%),
1.13%, 04/15/29
(b)(c)
............... 5,070 5,036,457
Turbo Finance plc, Series 9, Class B,
(SONIA1M + 1.65%), 1.70%, 08/20/28
(c)
. GBP 1,590 2,175,736
Verizon Owner Trust, Series 2020-A, Class
A1A, 1.85%, 07/22/24 ............. USD 9,930 10,168,390
Westlake Automobile Receivables Trust, Series
2019-3A, Class A2, 2.15%, 02/15/23
(b)
... 4,774 4,802,610
Total Asset-Backed Securities — 13.9%
(Cost: $1,086,067,871) ........................... 1,096,576,665
Corporate Bonds — 34.3%
Aerospace & Defense — 0.5%
Boeing Co. (The), 2.70%, 05/01/22 ...... 4,580 4,708,785
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
............... 237 248,554
L3Harris Technologies, Inc., 3.85%, 06/15/23 1,194 1,289,696
Raytheon Technologies Corp.:
2.80%, 03/15/22 ................. 3,693 3,798,010
3.65%, 08/16/23 ................. 37 39,892
Rolls-Royce plc:
2.13%, 06/18/21 ................. EUR 530 649,093
5.75%, 10/15/27
(b)
................ USD 1,089 1,206,068
Signature Aviation US Holdings, Inc., 5.38%,
05/01/26
(b)
.................... 917 939,925
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
. 424 447,278
Thales SA:
0.00%, 05/31/22 ................. EUR 3,300 4,043,451
0.75%, 06/07/23 ................. 3,900 4,856,865
TransDigm, Inc.:
8.00%, 12/15/25
(b)
................ USD 2,692 2,975,468
6.25%, 03/15/26
(b)
................ 14,601 15,550,065
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
6.38%, 06/15/26 ................. USD 393 $ 406,755
41,159,905
Airlines — 0.2%
Avianca Holdings SA
(c)
:
(LIBOR USD 6 Month + 0.00%), 0.99%,
11/10/21 .................... 204 204,000
(LIBOR USD 3 Month + 10.50%), 11.00%,
11/10/21
(b)
................... 1,962 1,824,933
Gol Finance SA, 7.00%, 01/31/25
(b)
...... 610 546,903
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
2,600 2,795,000
Northwest Airlines Pass-Through Trust, Series
2002-1, Class G-2, 6.26%, 11/20/21 .... 171 169,455
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
184 206,315
United Airlines Pass-Through Trust, Series
2020-1, Class A, 5.88%, 10/15/27 ..... 7,091 7,659,787
13,406,393
Auto Components — 0.3%
Adient US LLC, 9.00%, 04/15/25
(b)
...... 233 259,795
Clarios Global LP
(b)
:
6.75%, 05/15/25 ................. 4,278 4,609,545
6.25%, 05/15/26 ................. 5,453 5,848,342
Conti-Gummi Finance BV, 1.13%, 09/25/24 . EUR 2,240 2,830,221
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ..................... USD 69 77,991
Icahn Enterprises LP:
4.75%, 09/15/24 ................. 100 103,875
6.38%, 12/15/25 ................. 485 501,732
6.25%, 05/15/26 ................. 112 118,597
5.25%, 05/15/27 ................. 2,132 2,285,504
ZF Finance GmbH, 3.00%, 09/21/25 ..... EUR 4,600 5,802,227
ZF North America Capital, Inc., 4.50%,
04/29/22
(b)
.................... USD 2,431 2,500,162
24,937,991
Automobiles — 1.2%
BMW Finance NV, 0.00%, 04/14/23 ...... EUR 6,120 7,498,449
Daimler Finance North America LLC, 3.35%,
05/04/21
(b)
.................... USD 5,520 5,572,939
Daimler International Finance BV, 0.25%,
11/06/23 ..................... EUR 1,970 2,422,602
Fiat Chrysler Automobiles NV, 3.38%, 07/07/23 3,250 4,226,721
General Motors Co., 5.40%, 10/02/23 .... USD 4,920 5,509,121
Nissan Motor Acceptance Corp.
(b)
:
2.55%, 03/08/21 ................. 12,731 12,765,692
3.65%, 09/21/21 ................. 25,000 25,435,668
Nissan Motor Co. Ltd.:
1.94%, 09/15/23 ................. EUR 4,970 6,322,783
3.04%, 09/15/23
(b)
................ USD 12,483 13,052,159
3.52%, 09/17/25
(b)
................ 3,347 3,583,708
4.35%, 09/17/27 ................. 1,996 2,204,637
Tesla, Inc., 5.30%, 08/15/25
(b)
......... 1,197 1,247,872
Volkswagen Group of America Finance LLC,
2.70%, 09/26/22
(b)
............... 2,145 2,223,817
92,066,168
Banks — 5.0%
ABQ Finance Ltd., 1.88%, 09/08/25 ...... 3,645 3,626,775
Banco Bradesco SA, 2.85%, 01/27/23
(b)
... 19,500 19,963,125
Banco de Credito del Peru, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.00%), 3.13%, 07/01/30
(b)(c)
....... 690 708,975
Banco de Sabadell SA:
0.88%, 07/22/25 ................. EUR 1,500 1,871,587
(EUR Swap Annual 1 Year + 0.97%),
0.63%, 11/07/25
(c)
.............. 1,900 2,338,335

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Banks (continued)
(EUR Swap Annual 1 Year + 1.55%),
1.13%, 03/11/27
(c)
.............. EUR 700 $ 883,296
Banco do Brasil SA, 4.75%, 03/20/24 ..... USD 920 990,150
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26
(b)
............... 2,050 2,169,156
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
1,305 1,305,000
Banco Santander SA, 2.75%, 05/28/25 .... 10,800 11,529,267
Bancolombia SA, 3.00%, 01/29/25 ...... 690 717,600
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.27%, 01/29/31
(b)(c)
....... 1,798 1,848,007
Bank of America Corp.
(c)
:
(LIBOR USD 3 Month + 0.94%), 3.86%,
07/23/24 .................... 20,000 21,684,030
(SOFR + 0.91%), 0.98%, 09/25/25 ..... 16,700 16,881,678
(SOFR + 1.15%), 1.32%, 06/19/26 ..... 7,605 7,767,222
(SOFR + 1.01%), 1.20%, 10/24/26 ..... 16,100 16,314,367
Bank of Nova Scotia (The), 0.00%, 01/08/21
(e)
CAD 20,000 15,711,484
Banque Federative du Credit Mutuel SA:
0.13%, 02/05/24 ................. EUR 3,400 4,198,818
2.63%, 03/18/24 ................. 500 666,261
Barclays plc
(c)
:
(LIBOR USD 3 Month + 1.40%), 4.61%,
02/15/23 .................... USD 6,970 7,276,221
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%),
1.01%, 12/10/24 ............... 8,320 8,378,989
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.31%), 5.87%, 09/13/34
(b)(c)
......... 561 642,345
BNP Paribas SA, 0.75%, 11/11/22 ....... EUR 3,900 4,858,885
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.03%), 3.88%, 07/26/27
(c)
........ USD 510 511,434
CIT Group, Inc.:
5.00%, 08/01/23 ................. 1,188 1,297,890
(SOFR + 3.83%), 3.93%, 06/19/24
(c)
.... 4,726 4,997,745
Citigroup, Inc.
(c)
:
(LIBOR USD 3 Month + 0.72%), 3.14%,
01/24/23 .................... 500 514,144
(SOFR + 2.75%), 3.11%, 04/08/26 ..... 12,805 13,990,257
CMB Wing Lung Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.75%), 3.75%, 11/22/27
(c)
......... 576 588,960
Commerzbank AG, (EURIBOR 3 Month +
1.30%), 0.75%, 03/24/26
(c)
.......... EUR 800 990,983
Credicorp Ltd., 2.75%, 06/17/25
(b)
....... USD 685 713,256
Credit Mutuel Arkea SA, 0.01%, 01/28/26 .. EUR 2,700 3,302,242
Dah Sing Bank Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.55%), 4.25%, 11/30/26
(c)
.......... USD 1,854 1,881,810
Danske Bank A/S
(b)(c)
:
(LIBOR USD 3 Month + 1.25%), 3.00%,
09/20/22 .................... 17,255 17,527,915
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%),
1.62%, 09/11/26 ............... 14,205 14,269,133
ICICI Bank Ltd., 4.00%, 03/18/26 ....... 2,001 2,184,217
ING Groep NV, 1.00%, 09/20/23 ........ EUR 4,500 5,673,343
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
USD 950 993,842
JPMorgan Chase & Co.
(c)
:
(LIBOR USD 3 Month + 0.89%), 3.80%,
07/23/24 .................... 27,900 30,264,671
(SOFR + 1.85%), 2.08%, 04/22/26 ..... 20,755 21,919,907
KBC Group NV, 1.13%, 01/25/24 ....... EUR 3,800 4,811,462
Security
Par (000)
Par (000) Value
Banks (continued)
Lloyds Banking Group plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 1 Year
+ 1.10%), 1.33%, 06/15/23
(c)
........ USD 4,950 $ 5,004,551
Mizuho Financial Group, Inc., 0.52%, 06/10/24 EUR 4,565 5,688,280
Natwest Group plc:
3.88%, 09/12/23 ................. USD 8,585 9,315,044
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24
(c)
.............. 9,520 9,905,945
Royal Bank of Canada, 0.00%, 01/08/21
(e)
.. CAD 48,000 37,707,471
Samba Funding Ltd., 2.90%, 01/29/27 .... USD 3,847 4,022,519
Santander Holdings USA, Inc., 3.50%, 06/07/24 3,000 3,240,943
Santander UK Group Holdings plc:
3.57%, 01/10/23 ................. 1,715 1,767,154
(LIBOR USD 3 Month + 1.08%), 3.37%,
01/05/24
(c)
................... 3,715 3,909,897
Sumitomo Mitsui Banking Corp., 0.00%,
02/16/21
(e)
.................... CAD 10,000 7,853,877
Toronto-Dominion Bank (The), 0.38%, 04/25/24 EUR 2,625 3,254,985
UniCredit SpA, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year + 2.30%),
2.57%, 09/22/26
(b)(c)
.............. USD 4,475 4,567,431
Wells Fargo & Co., 3.75%, 01/24/24 ..... 18,005 19,655,871
394,658,752
Beverages — 0.3%
Asahi Group Holdings Ltd.:
0.16%, 10/23/24 ................. EUR 1,200 1,474,451
1.15%, 09/19/25 ................. 1,700 2,180,238
Central American Bottling Corp., 5.75%,
01/31/27
(b)
.................... USD 1,990 2,108,156
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 410 408,206
Pernod Ricard SA:
0.00%, 10/24/23 ................. EUR 10,000 12,259,136
1.13%, 04/07/25 ................. 1,900 2,439,559
20,869,746
Biotechnology — 0.3%
AbbVie, Inc.:
1.50%, 11/15/23 ................. 5,760 7,347,937
1.25%, 06/01/24 ................. 1,305 1,656,943
2.95%, 11/21/26 ................. USD 10,550 11,666,709
20,671,589
Building Products — 0.1%
Carrier Global Corp., 2.24%, 02/15/25 .... 1,765 1,867,657
CRH Finland Services OYJ, 0.88%, 11/05/23 EUR 1,670 2,096,807
Forterra Finance LLC, 6.50%, 07/15/25
(b)
.. USD 696 748,200
JELD-WEN, Inc., 6.25%, 05/15/25
(b)
..... 243 262,440
Masonite International Corp., 5.75%, 09/15/26
(b)
110 114,950
National Central Cooling Co. PJSC, 2.50%,
10/21/27 ..................... 1,838 1,858,677
6,948,731
Capital Markets — 1.3%
China Cinda Finance 2017 I Ltd., 4.40%,
03/09/27 ..................... 4,095 4,580,001
Credit Suisse Group AG, 3.57%, 01/09/23
(b)
. 8,565 8,824,588
Deutsche Bank AG:
4.25%, 02/04/21 ................. 11,560 11,591,219
(EURIBOR 3 Month + 1.60%), 1.00%,
11/19/25
(c)
................... EUR 2,700 3,349,641
Goldman Sachs Group, Inc. (The), (EURIBOR
3 Month + 0.55%), 0.04%, 04/21/23
(c)
... 4,890 5,988,146
Haitong International Securities Group Ltd.,
3.13%, 05/18/25 ................ USD 2,849 2,967,412

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Capital Markets (continued)
ING Bank NV
(c)
:
(EURIBOR 3 Month + 0.40%), 0.00%,
04/08/22 .................... EUR 5,700 $ 7,004,823
(EUR Swap Annual 5 Year + 2.25%),
3.62%, 02/25/26 ............... 4,443 5,454,442
Macquarie Bank Ltd., 4.88%, 06/10/25 .... USD 650 737,569
Morgan Stanley
(c)
:
(LIBOR USD 3 Month + 0.85%), 3.74%,
04/24/24 .................... 3,550 3,819,649
(EURIBOR 3 Month + 0.75%), 0.64%,
07/26/24 .................... EUR 3,100 3,853,768
(SOFR + 1.99%), 2.19%, 04/28/26 ..... USD 10,640 11,238,415
MSCI, Inc., 5.38%, 05/15/27
(b)
......... 2,192 2,339,960
SURA Asset Management SA, 4.88%,
04/17/24
(b)
.................... 1,290 1,419,000
UBS AG:
0.75%, 04/21/23 ................. EUR 4,405 5,499,823
(EUR Swap Annual 5 Year + 3.40%),
4.75%, 02/12/26
(c)
.............. 6,025 7,389,750
UBS Group AG
(c)
:
(LIBOR USD 3 Month + 0.95%), 2.86%,
08/15/23
(b)
................... USD 5,810 6,023,067
(EUR Swap Annual 1 Year + 0.55%),
0.25%, 01/29/26 ............... EUR 2,640 3,248,345
Volvo Treasury AB:
(EURIBOR 3 Month + 0.65%), 0.10%,
09/13/21
(c)
................... 4,200 5,140,000
0.10%, 05/24/22 ................. 240 293,961
0.00%, 02/11/23 ................. 940 1,150,239
101,913,818
Chemicals — 0.5%
Air Liquide Finance SA, 0.38%, 04/18/22 .. 2,500 3,074,679
Air Products & Chemicals, Inc., 1.50%,
10/15/25 ..................... USD 865 901,614
Arkema SA, 0.13%, 10/14/26 .......... EUR 800 986,106
Axalta Coating Systems LLC, 4.75%,
06/15/27
(b)
.................... USD 1,384 1,472,230
BASF SE:
2.00%, 12/05/22 ................. EUR 4,520 5,759,850
0.10%, 06/05/23 ................. 3,500 4,303,226
Covestro AG, 0.88%, 02/03/26 ......... 1,430 1,816,139
Equate Petrochemical BV:
4.25%, 11/03/26
(b)
................ USD 2,077 2,311,311
4.25%, 11/03/26 ................. 3,037 3,379,612
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
.................... 2,663 2,742,890
LYB International Finance III LLC, 1.25%,
10/01/25 ..................... 3,915 3,983,574
Nutrition & Biosciences, Inc., 1.23%, 10/01/25
(b)
7,872 7,955,555
Phosagro OAO, 3.05%, 01/23/25
(b)
...... 1,180 1,221,300
Rayonier AM Products, Inc., 7.63%, 01/15/26
(b)
172 179,353
WR Grace & Co.-Conn.
(b)
:
5.63%, 10/01/24 ................. 472 509,170
4.88%, 06/15/27 ................. 2,334 2,475,254
43,071,863
Commercial Services & Supplies — 0.6%
ACCO Brands Corp., 5.25%, 12/15/24
(b)
... 513 527,107
ADT Security Corp. (The), 4.13%, 06/15/23 . 396 422,195
Allied Universal Holdco LLC, 6.63%, 07/15/26
(b)
9,161 9,768,374
APX Group, Inc., 6.75%, 02/15/27
(b)
...... 658 707,350
Aramark Services, Inc.:
5.00%, 04/01/25
(b)
................ 5,662 5,831,860
6.38%, 05/01/25
(b)
................ 2,771 2,961,506
4.75%, 06/01/26 ................. 1,313 1,351,668
5.00%, 02/01/28
(b)
................ 118 124,343
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... USD 40 $ 42,700
Garda World Security Corp., 4.63%, 02/15/27
(b)
1,223 1,235,230
GFL Environmental, Inc.
(b)
:
4.25%, 06/01/25 ................. 226 234,475
3.75%, 08/01/25 ................. 532 545,300
5.13%, 12/15/26 ................. 6,262 6,661,203
GLP China Holdings Ltd., 4.97%, 02/26/24 . 1,965 2,100,708
Motability Operations Group plc, 1.63%,
06/09/23 ..................... EUR 5,305 6,784,857
Prime Security Services Borrower LLC
(b)
:
5.25%, 04/15/24 ................. USD 782 834,785
5.75%, 04/15/26 ................. 2,668 2,921,460
3.38%, 08/31/27 ................. 796 790,030
43,845,151
Communications Equipment — 0.1%
(b)
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... 1,175 1,201,438
CommScope, Inc.:
6.00%, 03/01/26 ................. 3,442 3,626,491
8.25%, 03/01/27 ................. 184 196,420
ViaSat, Inc., 5.63%, 04/15/27 ......... 4,772 5,010,600
10,034,949
Construction & Engineering — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
.................... 530 551,034
Heathrow Funding Ltd.:
1.50%, 10/12/25 ................. EUR 3,725 4,759,412
Mexico City Airport Trust, 4.25%, 10/31/26
(b)
USD 2,080 2,204,800
7,515,246
Construction Materials — 0.0%
(b)
Cemex SAB de CV, 5.20%, 09/17/30 ..... 1,455 1,589,588
Inversiones CMPC SA, 3.85%, 01/13/30 ... 1,170 1,310,034
2,899,622
Consumer Finance — 2.9%
AerCap Ireland Capital DAC:
3.95%, 02/01/22 ................. 7,750 7,969,070
3.50%, 05/26/22 ................. 21,035 21,759,870
4.63%, 07/01/22 ................. 4,515 4,751,012
2.88%, 08/14/24 ................. 9,600 9,983,866
CDBL Funding 1, 3.50%, 10/24/27 ...... 3,938 4,230,889
FCA Bank SpA:
0.50%, 09/18/23 ................. EUR 2,474 3,050,410
0.13%, 11/16/23 ................. 810 989,002
Ford Motor Credit Co. LLC:
3.34%, 03/18/21 ................. USD 4,000 4,010,000
3.34%, 03/28/22 ................. 9,589 9,684,890
2.98%, 08/03/22 ................. 503 511,400
3.35%, 11/01/22 ................. 357 363,247
4.14%, 02/15/23 ................. 10,623 10,941,690
3.37%, 11/17/23 ................. 22,661 23,109,461
3.81%, 01/09/24 ................. 1,611 1,651,275
5.13%, 06/16/25 ................. 3,947 4,291,573
3.38%, 11/13/25 ................. 221 227,047
General Motors Financial Co., Inc.:
3.20%, 07/06/21 ................. 29,901 30,222,614
4.20%, 11/06/21 ................. 14,325 14,765,023
5.20%, 03/20/23 ................. 19,565 21,452,813
Hyundai Capital Services, Inc., 3.63%,
08/29/27 ..................... 3,020 3,332,381
Muthoot Finance Ltd., 6.13%, 10/31/22
(b)
.. 1,110 1,161,338
Navient Corp.:
7.25%, 09/25/23 ................. 62 67,951
6.13%, 03/25/24 ................. 1,008 1,076,040

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
6.75%, 06/15/26 ................. USD 296 $ 321,530
OneMain Finance Corp.:
6.88%, 03/15/25 ................. 145 168,381
7.13%, 03/15/26 ................. 2,158 2,551,835
Synchrony Financial, 3.75%, 08/15/21 .... 15,000 15,214,703
Volkswagen Bank GmbH, 1.88%, 01/31/24 . EUR 7,000 8,997,274
Volkswagen Leasing GmbH:
(EURIBOR 3 Month + 0.45%), 0.00%,
08/02/21
(c)
................... 5,600 6,851,160
1.00%, 02/16/23 ................. 9,800 12,218,845
225,926,590
Containers & Packaging — 0.8%
Ardagh Packaging Finance plc
(b)
:
5.25%, 04/30/25 ................. USD 2,486 2,622,730
4.13%, 08/15/26 ................. 3,757 3,926,065
Ball Corp., 5.25%, 07/01/25 .......... 12,214 13,938,983
CANPACK SA, 3.13%, 11/01/25
(b)
....... 244 243,390
Crown Americas LLC:
4.75%, 02/01/26 ................. 2,705 2,806,438
4.25%, 09/30/26 ................. 948 1,044,838
Graphic Packaging International LLC, 4.88%,
11/15/22 ..................... 389 407,477
LABL Escrow Issuer LLC, 6.75%, 07/15/26
(b)
609 659,529
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 4,578 4,668,324
Sealed Air Corp., 5.13%, 12/01/24
(b)
..... 5,330 5,809,700
SIG Combibloc PurchaseCo SARL:
1.88%, 06/18/23 ................. EUR 10,105 12,738,942
2.13%, 06/18/25 ................. 1,295 1,661,139
Trivium Packaging Finance BV, 5.50%,
08/15/26
(a)(b)
................... USD 6,561 6,938,258
WRKCo, Inc., 3.75%, 03/15/25 ......... 2,210 2,463,593
59,929,406
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc., 5.88%, 05/15/26
(b)
............ 705 730,556
Diversified Consumer Services — 0.1%
(b)
frontdoor, Inc., 6.75%, 08/15/26 ........ 1,668 1,778,505
Graham Holdings Co., 5.75%, 06/01/26 ... 2,200 2,310,000
Sotheby's, 7.38%, 10/15/27 ........... 251 268,884
4,357,389
Diversified Financial Services — 0.7%
GE Capital Funding LLC, 3.45%, 05/15/25
(b)
16,900 18,646,151
Ocean Laurel Co. Ltd., 2.38%, 10/20/25 ... 3,612 3,576,009
Operadora de Servicios Mega SA de CV
SOFOM ER, 8.25%, 02/11/25
(b)
....... 990 1,028,981
Petronas Capital Ltd., 3.50%, 04/21/30
(b)
... 1,954 2,251,527
REC Ltd., 3.88%, 07/07/27 ........... 483 515,150
Refinitiv US Holdings, Inc., 6.25%, 05/15/26
(b)
1,460 1,558,550
Sabre GLBL, Inc.
(b)
:
5.25%, 11/15/23 ................. 280 283,500
9.25%, 04/15/25 ................. 1,023 1,217,370
7.38%, 09/01/25 ................. 798 865,830
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 1,091 1,134,640
Siemens Financieringsmaatschappij NV:
0.00%, 02/20/23 ................. EUR 6,500 7,979,317
0.38%, 09/06/23 ................. 5,710 7,101,266
Synchrony Bank, 3.65%, 05/24/21 ...... USD 10,000 10,099,153
56,257,444
Diversified Telecommunication Services — 1.1%
Altice France SA
(b)
:
7.38%, 05/01/26 ................. 4,195 4,415,238
8.13%, 02/01/27 ................. 5,744 6,332,817
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
AT&T, Inc., 1.05%, 09/05/23 .......... EUR 3,815 $ 4,796,311
CCO Holdings LLC
(b)
:
5.13%, 05/01/27 ................. USD 8,193 8,694,329
5.88%, 05/01/27 ................. 741 769,714
CenturyLink, Inc.:
Series W, 6.75%, 12/01/23 .......... 1,911 2,128,376
Series Y, 7.50%, 04/01/24 .......... 931 1,054,358
5.13%, 12/15/26
(b)
................ 6,994 7,385,384
4.00%, 02/15/27
(b)
................ 2,349 2,425,343
Frontier Communications Corp., 5.88%,
10/15/27
(b)
.................... 1,208 1,306,150
Level 3 Financing, Inc., 5.25%, 03/15/26 ... 3,858 3,986,471
Orange SA, 0.75%, 09/11/23 .......... EUR 8,000 10,007,483
Telecom Italia SpA, 5.30%, 05/30/24
(b)
.... USD 3,010 3,273,375
Telesat Canada, 4.88%, 06/01/27
(b)
...... 3,635 3,762,225
Telstra Corp. Ltd., 3.50%, 09/21/22 ...... EUR 4,700 6,108,688
Verizon Communications, Inc., 1.75%, 01/20/31 USD 7,095 7,059,544
Virgin Media Secured Finance plc, 5.50%,
08/15/26
(b)
.................... 3,239 3,364,511
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
9,697 9,721,243
86,591,560
Electric Utilities — 1.3%
Adani Electricity Mumbai Ltd., 3.95%,
02/12/30
(b)
.................... 390 412,669
Adani Transmission Ltd., 4.00%, 08/03/26 .. 1,991 2,149,036
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(b)
............... 1,185 1,279,430
Alliant Energy Finance LLC, 3.75%, 06/15/23
(b)
8,085 8,662,462
Enel Americas SA, 4.00%, 10/25/26 ..... 2,110 2,363,859
Enel Finance International NV, 0.00%, 06/17/24 EUR 7,930 9,731,202
Enexis Holding NV, 3.38%, 01/26/22 ..... 2,200 2,788,631
ESB Finance DAC, 3.49%, 01/12/24 ..... 2,185 2,956,394
Exelon Corp., 2.45%, 04/15/21 ......... USD 4,890 4,909,187
FirstEnergy Corp.
(a)
:
Series A, 2.85%, 07/15/22 .......... 4,346 4,417,197
Series B, 4.25%, 03/15/23 .......... 12,020 12,692,859
Series B, 3.90%, 07/15/27 .......... 5,364 5,912,718
ITC Holdings Corp., 2.70%, 11/15/22 ..... 2,180 2,268,533
Kallpa Generacion SA, 4.88%, 05/24/26 ... 441 485,513
NextEra Energy Capital Holdings, Inc., 2.75%,
05/01/25 ..................... 5,870 6,350,334
NextEra Energy Operating Partners LP, 4.25%,
07/15/24
(b)
.................... 2,486 2,660,020
NRG Energy, Inc., 6.63%, 01/15/27 ...... 3,296 3,480,708
Pacific Gas & Electric Co., (LIBOR USD 3
Month + 1.38%), 1.60%, 11/15/21
(c)
.... 17,415 17,424,540
RTE Reseau de Transport d'Electricite SADIR:
4.13%, 02/03/21 ................. EUR 3,400 4,168,181
1.63%, 10/08/24 ................. 1,000 1,301,363
Vistra Operations Co. LLC
(b)
:
5.63%, 02/15/27 ................. USD 4,205 4,472,606
5.00%, 07/31/27 ................. 934 990,040
101,877,482
Electrical Equipment — 0.2%
Eaton Capital Unlimited Co., 0.02%, 05/14/21 EUR 4,595 5,616,143
Schneider Electric SE:
0.00%, 06/12/23 ................. 1,700 2,089,077
0.25%, 09/09/24 ................. 2,900 3,603,862
Sensata Technologies BV
(b)
:
5.63%, 11/01/24 ................. USD 800 894,032
5.00%, 10/01/25 ................. 2,325 2,586,563
14,789,677

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Technologies Holding GmbH, 0.75%,
05/04/26 ..................... EUR 2,645 $ 3,340,804
CDW LLC:
5.50%, 12/01/24 ................. USD 1,312 1,466,803
4.13%, 05/01/25 ................. 20,526 21,473,891
26,281,498
Energy Equipment & Services — 0.2%
Archrock Partners LP
(b)
:
6.88%, 04/01/27 ................. 3,498 3,764,723
6.25%, 04/01/28 ................. 466 485,087
Halliburton Co., 3.80%, 11/15/25 ....... 398 446,366
Schlumberger Finance Canada Ltd., 1.40%,
09/17/25 ..................... 2,895 2,977,117
USA Compression Partners LP:
6.88%, 04/01/26 ................. 3,689 3,855,005
6.88%, 09/01/27 ................. 136 145,191
11,673,489
Entertainment — 0.1%
Live Nation Entertainment, Inc.
(b)
:
4.88%, 11/01/24 ................. 65 65,813
6.50%, 05/15/27 ................. 3,810 4,261,561
4.75%, 10/15/27 ................. 183 187,560
3.75%, 01/15/28 ................. 494 499,138
Netflix, Inc., 5.88%, 02/15/25 .......... 3,598 4,139,391
9,153,463
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.:
2.40%, 03/15/25 ................. 4,355 4,629,198
1.30%, 09/15/25 ................. 2,245 2,292,323
1.95%, 05/22/26 ................. EUR 2,710 3,606,050
Crown Castle International Corp.:
3.20%, 09/01/24 ................. USD 3,205 3,482,007
1.35%, 07/15/25 ................. 9,485 9,682,094
CyrusOne LP, 1.45%, 01/22/27 ........ EUR 945 1,167,321
Digital Dutch Finco BV, 0.63%, 07/15/25 ... 6,335 7,922,106
Diversified Healthcare Trust, 9.75%, 06/15/25 USD 895 1,016,845
Equinix, Inc.:
2.63%, 11/18/24 ................. 30 32,070
1.25%, 07/15/25 ................. 7,215 7,360,263
1.00%, 09/15/25 ................. 7,500 7,520,780
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 ................. 5,150 5,593,672
4.50%, 09/01/26 ................. 1,494 1,607,395
5.75%, 02/01/27 ................. 1,425 1,598,665
Nationwide Health Properties, Inc., 6.59%,
07/07/38 ..................... 1,400 1,735,439
SBA Communications Corp., 3.88%, 02/15/27
(b)
5,926 6,224,078
Service Properties Trust, 7.50%, 09/15/25 .. 496 571,550
Simon International Finance SCA, 1.38%,
11/18/22 ..................... EUR 2,510 3,134,953
Trust Fibra Uno, 4.87%, 01/15/30
(b)
...... USD 2,770 3,159,531
VICI Properties LP
(b)
:
3.50%, 02/15/25 ................. 248 253,648
4.25%, 12/01/26 ................. 4,618 4,789,559
3.75%, 02/15/27 ................. 5,252 5,370,170
82,749,717
Food & Staples Retailing — 0.1%
Albertsons Cos., Inc.
(b)
:
3.25%, 03/15/26 ................. 907 920,605
4.63%, 01/15/27 ................. 3,909 4,158,199
5,078,804
Security
Par (000)
Par (000) Value
Food Products — 0.5%
BRF GmbH, 4.35%, 09/29/26 ......... USD 508 $ 535,305
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
. 859 913,375
General Mills, Inc., 0.45%, 01/15/26 ..... EUR 1,420 1,771,665
JBS USA LUX SA, 5.75%, 06/15/25
(b)
..... USD 3,845 3,967,079
Kraft Heinz Foods Co.:
3.95%, 07/15/25 ................. 20,526 22,604,675
3.88%, 05/15/27
(b)
................ 4,545 4,896,610
Post Holdings, Inc.
(b)
:
5.00%, 08/15/26 ................. 3,575 3,691,188
5.75%, 03/01/27 ................. 1,876 1,986,215
40,366,112
Gas Utilities — 0.0%
Promigas SA ESP, 3.75%, 10/16/29
(b)
..... 360 383,062
Redexis Gas Finance BV, 1.88%, 05/28/25 . EUR 900 1,169,773
1,552,835
Health Care Equipment & Supplies — 0.7%
Abbott Ireland Financing DAC:
0.88%, 09/27/23 ................. 4,445 5,592,652
0.10%, 11/19/24 ................. 3,290 4,055,884
Becton Dickinson and Co.:
2.89%, 06/06/22 ................. USD 12,791 13,221,248
1.40%, 05/24/23 ................. EUR 1,325 1,669,397
Becton Dickinson Euro Finance SARL, 1.21%,
06/04/26 ..................... 1,935 2,469,469
Danaher Corp., 1.70%, 03/30/24 ....... 1,600 2,067,931
Medtronic Global Holdings SCA:
0.00%, 12/02/22 ................. 14,990 18,386,883
0.38%, 03/07/23 ................. 4,330 5,353,856
0.00%, 10/15/25 ................. 2,380 2,918,692
55,736,012
Health Care Providers & Services — 0.8%
Akumin, Inc., 7.00%, 11/01/25
(b)
........ USD 139 145,950
Centene Corp.
(b)
:
5.38%, 06/01/26 ................. 2,359 2,488,061
5.38%, 08/15/26 ................. 6,764 7,144,475
Community Health Systems, Inc.
(b)
:
8.63%, 01/15/24 ................. 136 141,780
6.63%, 02/15/25 ................. 2,809 2,956,416
8.00%, 03/15/26 ................. 2,543 2,740,083
CVS Health Corp., 1.30%, 08/21/27 ...... 7,840 7,876,408
HCA, Inc.:
5.38%, 02/01/25 ................. 3,605 4,053,931
5.88%, 02/15/26 ................. 11,013 12,664,950
5.38%, 09/01/26 ................. 9,123 10,485,976
Legacy LifePoint Health LLC, 6.75%,
04/15/25
(b)
.................... 1,162 1,247,767
MEDNAX, Inc., 6.25%, 01/15/27
(b)
....... 1,124 1,205,445
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/25 ................ 2,185 2,230,178
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 369 392,062
Providence Service Corp. (The), 5.88%,
11/15/25
(b)
.................... 185 195,637
RP Escrow Issuer LLC, 5.25%, 12/15/25
(b)
.. 408 426,384
Tenet Healthcare Corp.:
4.63%, 07/15/24 ................. 300 307,506
4.63%, 09/01/24
(b)
................ 1,518 1,567,335
4.88%, 01/01/26
(b)
................ 6,516 6,816,453
Vizient, Inc., 6.25%, 05/15/27
(b)
........ 855 919,125
66,005,922
Health Care Technology — 0.0%
IQVIA, Inc.
(b)
:
5.00%, 10/15/26 ................. 200 209,000

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Health Care Technology (continued)
5.00%, 05/15/27 ................. USD 3,184 $ 3,384,672
3,593,672
Hotels, Restaurants & Leisure — 0.9%
1011778 BC ULC, 5.75%, 04/15/25
(b)
..... 3,257 3,484,990
Affinity Gaming, 6.88%, 12/15/27
(b)
...... 310 324,815
Boyne USA, Inc., 7.25%, 05/01/25
(b)
..... 492 515,985
Caesars Entertainment, Inc., 6.25%, 07/01/25
(b)
6,099 6,495,435
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 678 718,394
Carnival Corp.
(b)
:
11.50%, 04/01/23 ................ 469 542,501
10.50%, 02/01/26 ................ 256 298,240
7.63%, 03/01/26 ................. 618 673,305
9.88%, 08/01/27 ................. 433 497,950
Cedar Fair LP, 5.50%, 05/01/25
(b)
....... 1,535 1,600,237
Churchill Downs, Inc., 5.50%, 04/01/27
(b)
.. 4,322 4,575,917
Hilton Domestic Operating Co., Inc.:
5.38%, 05/01/25
(b)
................ 5,837 6,201,813
5.13%, 05/01/26 ................. 1,739 1,795,517
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 1,800 1,905,165
KFC Holding Co., 5.25%, 06/01/26
(b)
..... 505 523,937
Marriott International, Inc., 2.88%, 03/01/21 . 22,674 22,708,861
MGM Resorts International:
7.75%, 03/15/22 ................. 2,272 2,419,680
6.00%, 03/15/23 ................. 475 510,031
5.75%, 06/15/25 ................. 757 836,977
NCL Corp. Ltd., 10.25%, 02/01/26
(b)
...... 80 93,600
Powdr Corp., 6.00%, 08/01/25
(b)
........ 425 447,313
Scientific Games International, Inc., 5.00%,
10/15/25
(b)
.................... 2,013 2,077,195
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
2,793 3,016,440
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 244 260,470
Wyndham Destinations, Inc., 6.63%, 07/31/26
(b)
305 349,225
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 893 920,460
Wynn Resorts Finance LLC, 7.75%, 04/15/25
(b)
2,509 2,719,129
Yum! Brands, Inc., 7.75%, 04/01/25
(b)
..... 6,221 6,889,758
73,403,340
Household Durables — 0.4%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
248 265,050
KB Home, 7.63%, 05/15/23 ........... 15,000 16,575,000
Lennar Corp., 5.25%, 06/01/26 ........ 6,565 7,779,525
Meritage Homes Corp., 5.13%, 06/06/27 ... 507 566,572
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
178 182,804
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
2,809 3,005,630
PulteGroup, Inc.:
5.50%, 03/01/26 ................. 515 612,806
5.00%, 01/15/27 ................. 3,684 4,347,120
TRI Pointe Group, Inc., 5.25%, 06/01/27 ... 961 1,045,088
34,379,595
Household Products — 0.0%
(b)
Energizer Holdings, Inc., 7.75%, 01/15/27 .. 1,242 1,380,483
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31 ..................... 605 624,662
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26 ..................... 189 197,167
2,202,312
Independent Power and Renewable Electricity Producers — 0.3%
Alexander Funding Trust, 1.84%, 11/15/23
(b)
16,200 16,384,397
Calpine Corp., 5.25%, 06/01/26
(b)
....... 2,700 2,793,150
Clearway Energy Operating LLC, 5.75%,
10/15/25 ..................... 2,670 2,810,175
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
Colbun SA, 3.15%, 03/06/30
(b)
......... USD 295 $ 318,139
22,305,861
Industrial Conglomerates — 0.2%
Alfa SAB de CV:
6.88%, 03/25/44
(b)
................ 600 797,437
6.88%, 03/25/44 ................. 235 312,330
Grupo KUO SAB de CV, 5.75%, 07/07/27
(b)
. 560 589,225
Honeywell International, Inc., 1.30%, 02/22/23 EUR 6,450 8,130,373
Roper Technologies, Inc., 1.00%, 09/15/25 . USD 4,530 4,584,661
14,414,026
Insurance — 0.2%
Alliant Holdings Intermediate LLC, 4.25%,
10/15/27
(b)
.................... 1,452 1,484,670
AmWINS Group, Inc., 7.75%, 07/01/26
(b)
... 201 215,854
China Life Insurance Overseas Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.53%), 3.35%, 07/27/27
(c)
1,566 1,593,894
E.ON International Finance BV:
0.75%, 11/30/22 ................. EUR 1,150 1,426,831
1.00%, 04/13/25 ................. 3,050 3,895,686
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(b)
.................... USD 431 460,093
Marsh & McLennan Cos., Inc., 1.35%, 09/21/26 EUR 3,040 3,964,461
Vigorous Champion International Ltd., 2.75%,
06/02/25 ..................... USD 2,814 2,888,554
Willis Towers Watson plc, 5.75%, 03/15/21 . 2,206 2,228,214
ZhongAn Online P&C Insurance Co. Ltd.,
3.50%, 03/08/26 ................ 500 506,094
18,664,351
Interactive Media & Services — 0.1%
Baidu, Inc., 2.88%, 07/06/22 .......... 8,205 8,433,201
Tencent Holdings Ltd., 2.39%, 06/03/30
(b)
.. 2,042 2,091,136
10,524,337
IT Services — 0.3%
Amadeus IT Group SA, 2.50%, 05/20/24 ... EUR 11,100 14,554,286
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
USD 884 889,525
Capgemini SE, 0.63%, 06/23/25 ........ EUR 2,400 3,015,239
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. USD 1,018 1,079,874
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 200 212,500
Unisys Corp., 6.88%, 11/01/27
(b)
........ 271 296,068
VeriSign, Inc., 5.25%, 04/01/25 ........ 1,523 1,730,509
21,778,001
Leisure Products — 0.0%
Mattel, Inc., 6.75%, 12/31/25
(b)
......... 1,806 1,906,179
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc., 2.00%, 04/15/25 EUR 2,550 3,376,978
Machinery — 0.3%
Atlas Copco AB, 2.50%, 02/28/23 ....... 5,700 7,372,296
Colfax Corp., 6.38%, 02/15/26
(b)
........ USD 2,665 2,844,888
EnPro Industries, Inc., 5.75%, 10/15/26 ... 156 165,750
KION Group AG, 1.63%, 09/24/25 ....... EUR 2,200 2,772,124
Mueller Water Products, Inc., 5.50%, 06/15/26
(b)
USD 981 1,016,561
Parker-Hannifin Corp., 2.70%, 06/14/24 ... 2,115 2,268,325
RBS Global, Inc., 4.88%, 12/15/25
(b)
..... 1,791 1,824,581
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
916 989,280
Terex Corp., 5.63%, 02/01/25
(b)
........ 2,967 3,056,381
Vertical US Newco, Inc., 5.25%, 07/15/27
(b)
. 2,166 2,295,960
24,606,146

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Media — 1.5%
Altice Financing SA, 7.50%, 05/15/26
(b)
.... USD 7,984 $ 8,425,515
AMC Networks, Inc.:
5.00%, 04/01/24 ................. 766 778,448
4.75%, 08/01/25 ................. 186 192,082
Cable Onda SA, 4.50%, 01/30/30
(b)
...... 590 650,844
Charter Communications Operating LLC:
4.50%, 02/01/24 ................. 12,280 13,620,807
4.91%, 07/23/25 ................. 9,000 10,453,032
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 1,310 1,382,050
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
............... 4,773 4,820,730
CSC Holdings LLC:
5.25%, 06/01/24 ................. 5,780 6,256,272
5.50%, 05/15/26
(b)
................ 4,125 4,290,000
DISH DBS Corp.:
5.88%, 07/15/22 ................. 1,722 1,799,490
5.00%, 03/15/23 ................. 1,504 1,552,880
7.75%, 07/01/26 ................. 2,510 2,811,225
Informa plc:
1.50%, 07/05/23 ................. EUR 5,000 6,258,121
2.13%, 10/06/25 ................. 3,360 4,322,378
Interpublic Group of Cos., Inc. (The), 3.75%,
10/01/21 ..................... USD 1,545 1,583,718
JCDecaux SA, 2.00%, 10/24/24 ........ EUR 1,900 2,457,293
MMS USA Investments, Inc., 0.63%, 06/13/25 3,300 4,109,292
Outfront Media Capital LLC, 5.00%, 08/15/27
(b)
USD 241 245,217
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
... 1,894 1,953,187
RELX Finance BV, 0.00%, 03/18/24 ..... EUR 3,820 4,679,238
Sinclair Television Group, Inc., 5.13%,
02/15/27
(b)
.................... USD 1,389 1,418,377
Sirius XM Radio, Inc.
(b)
:
4.63%, 07/15/24 ................. 2,735 2,834,144
5.38%, 07/15/26 ................. 2,545 2,653,162
5.00%, 08/01/27 ................. 1,019 1,082,698
Sky Ltd., 1.50%, 09/15/21 ............ EUR 2,040 2,523,488
Townsquare Media, Inc., 6.88%, 02/01/26
(b)
. USD 199 208,419
Univision Communications, Inc., 6.63%,
06/01/27
(b)
.................... 1,972 2,118,027
ViacomCBS, Inc., 3.88%, 04/01/24 ...... 3,860 4,219,540
Videotron Ltd., 5.13%, 04/15/27
(b)
....... 2,464 2,614,920
WPP Finance 2013, 3.00%, 11/20/23 ..... EUR 3,960 5,273,324
Ziggo Bond Co. BV, 6.00%, 01/15/27
(b)
.... USD 1,159 1,224,796
Ziggo BV, 5.50%, 01/15/27
(b)
.......... 7,120 7,431,500
116,244,214
Metals & Mining — 0.4%
Allegheny Technologies, Inc., 7.88%,
08/15/23
(a)
.................... 138 151,019
Anglo American Capital plc, 4.13%, 04/15/21
(b)
850 856,779
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 455 486,850
Antofagasta plc, 2.38%, 10/14/30
(b)
...... 505 509,419
Arconic Corp., 6.00%, 05/15/25
(b)
....... 1,561 1,666,367
Constellium SE
(b)
:
5.75%, 05/15/24 ................. 592 604,089
6.63%, 03/01/25 ................. 500 510,625
5.88%, 02/15/26 ................. 5,874 6,050,220
Freeport-McMoRan, Inc., 4.55%, 11/14/24 .. 1,882 2,056,085
Fresnillo plc, 4.25%, 10/02/50
(b)
........ 1,130 1,237,350
Glencore Funding LLC, 3.88%, 10/27/27 ... 3,087 3,478,740
Gold Fields Orogen Holdings BVI Ltd., 5.13%,
05/15/24
(b)
.................... 1,260 1,384,031
Industrias Penoles SAB de CV, 4.75%,
08/06/50
(b)
.................... 685 792,888
Kaiser Aluminum Corp., 6.50%, 05/01/25
(b)
. 236 252,520
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Nexa Resources SA, 5.38%, 05/04/27
(b)
... USD 2,226 $ 2,477,816
Novelis Corp., 5.88%, 09/30/26
(b)
....... 6,444 6,733,980
Nucor Corp., 2.00%, 06/01/25 ......... 1,245 1,318,480
Steel Dynamics, Inc., 2.40%, 06/15/25 .... 765 813,095
United States Steel Corp., 12.00%, 06/01/25
(b)
866 1,000,230
Usiminas International SARL, 5.88%,
07/18/26
(b)
.................... 510 553,191
Vale Overseas Ltd., 3.75%, 07/08/30 ..... 1,040 1,155,375
Vedanta Resources Finance II plc, 13.88%,
01/21/24
(b)
.................... 223 234,289
34,323,438
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%,
11/01/23
(b)
.................... 75 78,375
Multiline Retail — 0.0%
Macy's, Inc., 8.38%, 06/15/25
(b)
........ 1,410 1,565,805
Multi-Utilities — 0.4%
Dominion Energy, Inc., 2.72%, 08/15/21
(a)
.. 10,910 11,044,613
E.ON SE, 0.00%, 10/24/22 ........... EUR 5,720 7,013,218
Engie SA, 0.38%, 02/28/23 ........... 3,600 4,446,968
National Grid Electricity Transmission plc,
0.19%, 01/20/25 ................ 1,490 1,840,099
Veolia Environnement SA, 0.67%, 03/30/22 . 5,400 6,657,509
31,002,407
Oil, Gas & Consumable Fuels — 3.0%
Antero Midstream Partners LP, 7.88%,
05/15/26
(b)
.................... USD 832 859,107
Antero Resources Corp., 8.38%, 07/15/26
(b)
. 140 142,897
APT Pipelines Ltd., 4.25%, 07/15/27 ..... 798 906,705
Blue Racer Midstream LLC, 7.63%, 12/15/25
(b)
439 467,535
BPRL International Singapore Pte. Ltd., 4.38%,
01/18/27 ..................... 1,986 2,103,919
Cenovus Energy, Inc.:
3.00%, 08/15/22 ................. 59 60,287
5.38%, 07/15/25 ................. 1,103 1,243,578
Cheniere Energy Partners LP:
5.25%, 10/01/25 ................. 747 766,609
5.63%, 10/01/26 ................. 1,242 1,291,680
CNX Resources Corp., 7.25%, 03/14/27
(b)
.. 533 570,310
Continental Resources, Inc.:
5.00%, 09/15/22 ................. 731 732,096
4.50%, 04/15/23 ................. 119 122,701
CrownRock LP, 5.63%, 10/15/25
(b)
...... 5,421 5,536,088
DCP Midstream Operating LP:
5.38%, 07/15/25 ................. 3,185 3,499,742
5.63%, 07/15/27 ................. 867 962,370
Diamondback Energy, Inc.:
2.88%, 12/01/24 ................. 8,710 9,155,518
4.75%, 05/31/25 ................. 8,600 9,681,783
Double Eagle III Midco 1 LLC, 7.75%,
12/15/25
(b)
.................... 622 659,556
Endeavor Energy Resources LP
(b)
:
6.63%, 07/15/25 ................. 1,005 1,075,350
5.50%, 01/30/26 ................. 2,171 2,227,772
Energy Transfer Operating LP:
3.60%, 02/01/23 ................. 2,900 3,038,130
4.25%, 03/15/23 ................. 35,795 38,037,785
5.88%, 01/15/24 ................. 10,825 12,168,224
4.50%, 04/15/24 ................. 1,433 1,567,246
EnLink Midstream LLC, 5.63%, 01/15/28
(b)
. 401 409,100
Enterprise Products Operating LLC, 2.85%,
04/15/21 ..................... 5,800 5,828,318
EQM Midstream Partners LP
(b)
:
6.00%, 07/01/25 ................. 1,010 1,105,950

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.50%, 07/01/27 ................. USD 923 $ 1,039,330
Exxon Mobil Corp., 0.14%, 06/26/24 ..... EUR 8,510 10,493,675
Genesis Energy LP, 8.00%, 01/15/27 ..... USD 552 546,590
Geopark Ltd., 5.50%, 01/17/27
(b)
........ 520 520,812
GNL Quintero SA, 4.63%, 07/31/29 ...... 2,750 3,049,922
Hindustan Petroleum Corp. Ltd., 4.00%,
07/12/27 ..................... 200 212,062
India Green Energy Holdings, 5.38%,
04/29/24
(b)
.................... 1,075 1,130,094
Indigo Natural Resources LLC, 6.88%,
02/15/26
(b)
.................... 370 378,325
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
.................... 540 587,250
Kinder Morgan Energy Partners LP, 4.25%,
09/01/24 ..................... 1,530 1,708,741
Kinder Morgan, Inc., 5.00%, 02/15/21
(b)
... 7,000 7,020,659
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)
... 1,855 1,974,610
Marathon Petroleum Corp., 4.50%, 05/01/23 9,540 10,358,776
MEG Energy Corp., 6.50%, 01/15/25
(b)
.... 1,338 1,378,207
MPLX LP:
3.50%, 12/01/22 ................. 4,885 5,130,512
1.75%, 03/01/26 ................. 5,395 5,583,315
New Fortress Energy, Inc., 6.75%, 09/15/25
(b)
3,131 3,325,686
NuStar Logistics LP, 5.75%, 10/01/25 ..... 296 315,240
Occidental Petroleum Corp.:
2.70%, 08/15/22 ................. 1,236 1,237,545
2.70%, 02/15/23 ................. 627 626,404
6.95%, 07/01/24 ................. 174 187,920
2.90%, 08/15/24 ................. 5,129 4,936,662
5.50%, 12/01/25 ................. 329 343,019
3.40%, 04/15/26 ................. 142 135,384
ONGC Videsh Vankorneft Pte. Ltd., 3.75%,
07/27/26 ..................... 1,981 2,140,718
Ovintiv Exploration, Inc.:
5.75%, 01/30/22 ................. 186 193,189
5.63%, 07/01/24 ................. 9,278 9,937,984
Ovintiv, Inc., 3.90%, 11/15/21 .......... 4,850 4,910,969
Parsley Energy LLC
(b)
:
5.38%, 01/15/25 ................. 3,220 3,311,448
5.25%, 08/15/25 ................. 111 115,606
PBF Holding Co. LLC, 9.25%, 05/15/25
(b)
.. 3,483 3,433,890
PDC Energy, Inc., 5.75%, 05/15/26 ...... 235 242,637
Petrobras Global Finance BV:
4.38%, 05/20/23 ................. 760 809,400
5.30%, 01/27/25 ................. 2,225 2,512,859
7.38%, 01/17/27 ................. 510 632,400
QEP Resources, Inc.:
5.38%, 10/01/22 ................. 45 46,856
5.25%, 05/01/23 ................. 622 654,655
Range Resources Corp., 5.00%, 08/15/22 .. 200 198,000
Rattler Midstream LP, 5.63%, 07/15/25
(b)
... 672 709,800
Sabine Pass Liquefaction LLC, 5.75%,
05/15/24 ..................... 5,967 6,822,026
Santos Finance Ltd., 4.13%, 09/14/27 .... 1,943 2,054,821
Sinopec Group Overseas Development 2018
Ltd., 2.15%, 05/13/25
(b)
............ 510 522,237
SM Energy Co., 10.00%, 01/15/25
(b)
..... 824 885,800
Southwestern Energy Co.:
4.10%, 03/15/22 ................. 179 179,895
6.45%, 01/23/25
(a)
................ 61 63,440
7.50%, 04/01/26 ................. 456 478,344
Spectra Energy Partners LP, 4.75%, 03/15/24 1,710 1,909,034
Sunoco LP:
4.88%, 01/15/23 ................. 42 42,529
6.00%, 04/15/27 ................. 54 57,403
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy Partners LP, 7.50%,
10/01/25
(b)
.................... USD 366 $ 395,130
Targa Resources Partners LP:
4.25%, 11/15/23 ................. 541 543,705
5.13%, 02/01/25 ................. 623 638,575
5.88%, 04/15/26 ................. 1,255 1,330,576
TerraForm Power Operating LLC, 4.25%,
01/31/23
(b)
.................... 3,355 3,468,231
Total Capital International SA, 0.25%, 07/12/23 EUR 4,400 5,450,610
TransCanada PipeLines Ltd., 3.75%, 10/16/23 USD 1,580 1,707,405
Western Midstream Operating LP, 3.95%,
06/01/25 ..................... 942 960,840
Williams Cos., Inc. (The):
4.00%, 11/15/21 ................. 4,650 4,750,058
3.70%, 01/15/23 ................. 4,815 5,100,650
WPX Energy, Inc.:
8.25%, 08/01/23 ................. 190 216,243
5.25%, 09/15/24 ................. 844 919,344
5.75%, 06/01/26 ................. 377 396,321
235,184,724
Pharmaceuticals — 0.5%
Bausch Health Americas, Inc.
(b)
:
9.25%, 04/01/26 ................. 442 492,830
8.50%, 01/31/27 ................. 5,207 5,791,069
Bausch Health Cos., Inc.
(b)
:
6.13%, 04/15/25 ................. 2,896 2,984,792
5.50%, 11/01/25 ................. 387 401,044
9.00%, 12/15/25 ................. 4,662 5,146,615
Bayer Capital Corp. BV, 1.50%, 06/26/26 .. EUR 2,600 3,397,042
Catalent Pharma Solutions, Inc.
(b)
:
4.88%, 01/15/26 ................. USD 947 965,940
5.00%, 07/15/27 ................. 248 261,923
Merck Financial Services GmbH, 0.01%,
12/15/23 ..................... EUR 4,500 5,523,945
P&L Development LLC, 7.75%, 11/15/25
(b)
.. USD 390 419,250
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
4,195 4,551,575
Upjohn Finance BV, 0.82%, 06/23/22 ..... EUR 5,090 6,301,124
36,237,149
Professional Services — 0.1%
(b)
Dun & Bradstreet Corp. (The), 6.88%, 08/15/26 USD 4,709 5,062,175
Jaguar Holding Co. II/PPD Development LP,
4.63%, 06/15/25 ................ 5,611 5,917,417
10,979,592
Real Estate Management & Development — 0.4%
Country Garden Holdings Co. Ltd., 5.63%,
12/15/26 ..................... 1,467 1,641,665
Esic Sukuk Ltd., 3.94%, 07/30/24 ....... 1,903 1,967,226
Howard Hughes Corp. (The), 5.38%, 03/15/25
(b)
4,300 4,434,375
LFR Finance Pty. Ltd., 0.00%, 10/30/27 ... 4,189 4,121,591
Shimao Group Holdings Ltd., 5.60%, 07/15/26 2,026 2,213,405
Unique Pub Finance Co. plc (The), Series M,
7.40%, 03/28/24
(a)
............... GBP 4,920 6,764,443
Vonovia Finance BV:
0.13%, 04/06/23 ................. EUR 4,100 5,038,998
1.63%, 04/07/24 ................. 1,800 2,315,823
28,497,526
Road & Rail — 0.3%
CMB International Leasing Management Ltd.,
1.88%, 08/12/25 ................ USD 2,709 2,686,243
Penske Truck Leasing Co. LP
(b)
:
3.30%, 04/01/21 ................. 7,930 7,966,449
2.70%, 11/01/24 ................. 3,595 3,851,411
1.20%, 11/15/25 ................. 6,785 6,843,041
Rumo Luxembourg SARL, 5.88%, 01/18/25
(b)
850 899,141

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Road & Rail (continued)
Uber Technologies, Inc., 7.50%, 05/15/25
(b)
. USD 1,762 $ 1,903,348
Yunda Holding Investment Ltd., 2.25%,
08/19/25 ..................... 2,738 2,724,008
26,873,641
Semiconductors & Semiconductor Equipment — 0.9%
Broadcom Corp., 3.63%, 01/15/24 ...... 10,800 11,673,311
Broadcom, Inc.:
3.13%, 04/15/21 ................. 8,380 8,427,984
3.63%, 10/15/24 ................. 4,400 4,834,155
4.70%, 04/15/25 ................. 25,555 29,285,205
Entegris, Inc., 4.63%, 02/10/26
(b)
....... 753 781,238
Microchip Technology, Inc., 4.25%, 09/01/25
(b)
5,063 5,356,367
NXP BV
(b)
:
2.70%, 05/01/25 ................. 650 699,595
3.88%, 06/18/26 ................. 6,000 6,870,749
67,928,604
Software — 0.5%
Amadeus Capital Markets SA, 1.63%, 11/17/21 EUR 3,100 3,826,183
Boxer Parent Co., Inc., 7.13%, 10/02/25
(b)
.. USD 6,932 7,524,322
BY Crown Parent LLC, 4.25%, 01/31/26
(b)
.. 2,015 2,065,375
CA, Inc., 3.60%, 08/15/22 ............ 3,655 3,765,333
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 3,223 3,364,006
CDK Global, Inc., 4.88%, 06/01/27 ...... 3,412 3,599,660
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
.................... 2,938 2,996,760
Dassault Systemes SE, 0.00%, 09/16/22 .. EUR 4,600 5,643,754
Nuance Communications, Inc., 5.63%,
12/15/26 ..................... USD 2,665 2,819,890
PTC, Inc., 3.63%, 02/15/25
(b)
.......... 2,225 2,287,372
Veritas US, Inc.
(b)
:
7.50%, 02/01/23 ................. 847 849,033
7.50%, 09/01/25 ................. 3,660 3,756,075
42,497,763
Specialty Retail — 0.1%
eG Global Finance plc
(b)
:
6.75%, 02/07/25 ................. 554 570,620
8.50%, 10/30/25 ................. 200 213,000
L Brands, Inc., 6.88%, 07/01/25
(b)
....... 936 1,016,290
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 599 608,734
PetSmart, Inc., 5.88%, 06/01/25
(b)
....... 4,497 4,620,667
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 1,012 1,072,457
8,101,768
Technology Hardware, Storage & Peripherals — 0.0%
(b)
Diebold Nixdorf, Inc., 9.38%, 07/15/25 .... 251 281,120
NCR Corp., 8.13%, 04/15/25 .......... 677 753,934
1,035,054
Textiles, Apparel & Luxury Goods — 0.2%
LVMH Moet Hennessy Louis Vuitton SE:
0.38%, 05/26/22 ................. EUR 500 615,462
0.00%, 02/11/24 ................. 4,000 4,914,063
0.00%, 02/11/26 ................. 4,700 5,787,000
William Carter Co. (The), 5.63%, 03/15/27
(b)
. USD 615 647,288
11,963,813
Thrifts & Mortgage Finance — 0.0%
(b)
Freedom Mortgage Corp., 7.63%, 05/01/26 . 188 198,848
Genworth Mortgage Holdings, Inc., 6.50%,
08/15/25 ..................... 1,275 1,380,187
Ladder Capital Finance Holdings LLLP, 4.25%,
02/01/27 ..................... 788 774,210
Security
Par (000)
Par (000) Value
Thrifts & Mortgage Finance (continued)
LD Holdings Group LLC, 6.50%, 11/01/25 .. USD 132 $ 138,930
2,492,175
Tobacco — 0.8%
Altria Group, Inc., 3.80%, 02/14/24 ...... 14,604 15,947,370
BAT Capital Corp.:
1.13%, 11/16/23 ................. EUR 2,350 2,949,304
3.22%, 08/15/24 ................. USD 4,845 5,245,305
2.79%, 09/06/24 ................. 29,510 31,547,006
BAT International Finance plc, 0.88%, 10/13/23 EUR 2,124 2,650,365
Philip Morris International, Inc.:
2.88%, 03/03/26 ................. 1,550 2,160,212
0.13%, 08/03/26 ................. 730 890,626
61,390,188
Trading Companies & Distributors — 0.6%
Air Lease Corp.:
2.50%, 03/01/21 ................. USD 20,000 20,060,916
2.63%, 07/01/22 ................. 8,375 8,590,510
3.88%, 07/03/23 ................. 4,500 4,805,098
BOC Aviation Ltd., 3.50%, 09/18/27 ...... 3,889 4,152,723
Brightstar Escrow Corp., 9.75%, 10/15/25
(b)
. 226 241,537
Fortress Transportation & Infrastructure
Investors LLC
(b)
:
6.50%, 10/01/25 ................. 196 204,842
9.75%, 08/01/27 ................. 89 102,016
WESCO Distribution, Inc., 7.13%, 06/15/25
(b)
7,080 7,786,796
45,944,438
Transportation Infrastructure — 0.0%
Autoroutes du Sud de la France SA, 2.95%,
01/17/24 ..................... EUR 2,500 3,321,734
Wireless Telecommunication Services — 0.5%
Bharti Airtel Ltd., 4.38%, 06/10/25 ....... USD 2,017 2,194,118
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 6,836 7,363,739
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 2,563 2,828,911
Millicom International Cellular SA
(b)
:
5.13%, 01/15/28 ................. 1,640 1,740,450
4.50%, 04/27/31 ................. 1,355 1,460,436
Sprint Corp.:
7.88%, 09/15/23 ................. 3,668 4,246,810
7.13%, 06/15/24 ................. 892 1,043,640
7.63%, 02/15/25 ................. 1,082 1,293,894
7.63%, 03/01/26 ................. 2,744 3,405,839
Sprint Spectrum Co. LLC
(b)
:
3.36%, 09/20/21
(a)
................ 590 595,230
4.74%, 03/20/25 ................. 8,110 8,783,860
T-Mobile USA, Inc.:
4.50%, 02/01/26 ................. 286 292,388
1.50%, 02/15/26
(b)
................ 1,944 1,990,403
VEON Holdings BV
(b)
:
4.00%, 04/09/25 ................. 1,995 2,109,713
3.38%, 11/25/27 ................. 1,189 1,224,670
40,574,101
Total Corporate Bonds — 34.3%
(Cost: $2,604,549,070) ........................... 2,710,449,187

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests — 0.0%
Chemicals — 0.0%
Illuminate Buyer LLC, Term Loan, (LIBOR USD
1 Month + 4.00%), 4.15%
,
 06/30/27
(c)
... USD 37 $ 36,892
Total Floating Rate Loan Interests — 0.0%
(Cost: $36,026) ................................ 36,892
Foreign Agency Obligations — 4.4%
Bahrain — 0.0%
CBB International Sukuk Co. 7 SPC, 6.88%
,
10/05/25 ...................... 587 680,553
CBB International Sukuk Programme Co. SPC,
6.25%
,
11/14/24
(b)
................ 202 222,705
903,258
Canada — 4.0%
Canada Housing Trust No. 1, 2.40%
,
12/15/22
(b)
..................... CAD 384,000 314,147,537
Chile — 0.0%
(b)
Corp. Nacional del Cobre de Chile, 3.75%
,
01/15/31 ...................... USD 505 573,806
Empresa de Transporte de Pasajeros Metro
SA, 3.65%
,
05/07/30 .............. 655 735,238
1,309,044
Colombia — 0.1%
Ecopetrol SA, 5.38%
,
06/26/26 ......... 2,070 2,379,853
India — 0.1%
Export-Import Bank of India, 3.38%
,
08/05/26 1,987 2,150,307
Indian Oil Corp. Ltd., 4.75%
,
01/16/24 ..... 2,000 2,155,000
NTPC Ltd., 3.75%
,
04/03/24 ........... 2,013 2,125,602
Power Finance Corp. Ltd., 3.75%
,
06/18/24 . 1,948 2,055,140
8,486,049
Indonesia — 0.0%
Pertamina Persero PT, 3.10%
,
08/27/30 ... 2,097 2,233,305
Mexico — 0.1%
Petroleos Mexicanos:
6.88%, 08/04/26 ................. 1,720 1,876,520
6.84%, 01/23/30 ................. 1,570 1,634,370
5.95%, 01/28/31 ................. 5,370 5,356,575
8,867,465
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
............. 1,110 1,134,975
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 2.40%
,
09/28/27
(b)
..................... 690 698,625
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.
(b)
:
2.88%, 04/16/24 ................. 3,245 3,447,813
2.25%, 11/24/30 ................. 1,035 1,049,231
4,497,044
Total Foreign Agency Obligations — 4.4%
(Cost: $334,489,853) ............................. 344,657,155
Security
Par (000)
Par (000) Value
Foreign Government Obligations — 1.5%
Bahrain — 0.0%
Kingdom of Bahrain, 7.00%
,
01/26/26 ..... USD 1,403 $ 1,631,426
Brazil — 0.1%
Federative Republic of Brazil:
4.88%, 01/22/21 ................. 2,440 2,440,000
4.63%, 01/13/28 ................. 1,940 2,175,225
4,615,225
Chile — 0.1%
Republic of Chile:
2.25%, 10/30/22 ................. 950 982,656
3.24%, 02/06/28 ................. 4,150 4,702,469
2.45%, 01/31/31 ................. 3,710 3,969,700
9,654,825
Colombia — 0.2%
Republic of Colombia:
4.00%, 02/26/24 ................. 384 414,720
8.13%, 05/21/24 ................. 3,010 3,684,240
4.50%, 01/28/26 ................. 3,760 4,264,075
3.88%, 04/25/27 ................. 2,510 2,789,865
4.50%, 03/15/29 ................. 869 1,003,695
4.13%, 05/15/51 ................. 510 566,610
12,723,205
Dominican Republic — 0.0%
Dominican Republic Government Bond:
6.88%, 01/29/26 ................. 1,010 1,216,419
4.88%, 09/23/32
(b)
................ 1,715 1,890,251
3,106,670
Egypt — 0.1%
Arab Republic of Egypt:
6.13%, 01/31/22 ................. 500 521,094
5.58%, 02/21/23
(b)
................ 1,160 1,225,250
5.75%, 05/29/24
(b)
................ 935 1,001,619
4.75%, 04/11/25
(b)
................ EUR 290 369,114
5.88%, 06/11/25 ................. USD 989 1,071,211
5.25%, 10/06/25
(b)
................ 1,595 1,694,687
7.60%, 03/01/29 ................. 1,168 1,341,375
6.38%, 04/11/31
(b)
................ EUR 1,250 1,639,206
8,863,556
India — 0.0%
Indian Railway Finance Corp. Ltd., 3.73%
,
03/29/24 ...................... USD 1,957 2,087,263
Indonesia — 0.2%
Bank Mandiri Persero Tbk. PT, 4.75%
,
05/13/25 2,041 2,282,731
Perusahaan Listrik Negara PT, 4.13%
,
05/15/27 3,059 3,385,931
Republic of Indonesia:
3.75%, 04/25/22 ................. 1,290 1,342,003
4.75%, 01/08/26 ................. 2,010 2,347,303
3.50%, 01/11/28 ................. 1,600 1,790,000
4.10%, 04/24/28 ................. 1,190 1,381,887
4.75%, 02/11/29 ................. 450 545,063
13,074,918
Israel — 0.0%
State of Israel Government Bond, 2.75%
,
07/03/30 ...................... 990 1,089,928
Mexico — 0.1%
United Mexican States:
4.13%, 01/21/26 ................. 1,460 1,679,000

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Mexico (continued)
4.50%, 04/22/29 ................. USD 1,997 $ 2,341,482
4,020,482
Morocco — 0.0%
Kingdom of Morocco
(b)
:
3.00%, 12/15/32 ................. 350 354,375
4.00%, 12/15/50 ................. 745 766,419
1,120,794
Panama — 0.1%
Republic of Panama:
4.00%, 09/22/24 ................. 2,840 3,137,312
3.88%, 03/17/28 ................. 2,560 2,938,400
6,075,712
Paraguay — 0.1%
Republic of Paraguay, 4.95%
,
04/28/31
(b)
... 4,368 5,274,360
Peru — 0.1%
Peru Government Bond, 1.86%
,
12/01/32 .. 970 979,215
Republic of Peru, 2.39%
,
01/23/26 ....... 5,229 5,563,656
6,542,871
Philippines — 0.1%
Republic of Philippines, 3.75%
,
01/14/29 ... 4,460 5,209,838
Qatar — 0.1%
State of Qatar:
3.40%, 04/16/25
(b)
................ 1,290 1,421,419
4.50%, 04/23/28 ................. 3,055 3,704,187
4.00%, 03/14/29
(b)
................ 3,740 4,436,575
9,562,181
Romania — 0.0%
Romania Government Bond, 3.00%
,
02/14/31
(b)
1,940 2,076,406
Russia — 0.1%
Russian Federation:
4.75%, 05/27/26 ................. 1,600 1,848,800
4.25%, 06/23/27 ................. 1,600 1,828,000
3,676,800
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia:
4.00%, 04/17/25 ................. 2,050 2,283,828
3.25%, 10/26/26 ................. 854 945,805
3.63%, 03/04/28 ................. 600 673,500
4.38%, 04/16/29
(b)
................ 2,180 2,583,300
6,486,433
Ukraine — 0.0%
Ukraine Government Bond:
8.99%, 02/01/24 ................. 930 1,050,900
7.75%, 09/01/24 ................. 953 1,056,937
7.25%, 03/15/33
(b)
................ 715 779,350
2,887,187
United Arab Emirates — 0.0%
Sharjah Sukuk Program Ltd., 2.94%
,
06/10/27 2,885 2,982,369
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%
,
10/27/27 1,684 1,990,798
Total Foreign Government Obligations — 1.5%
(Cost: $109,335,198) ............................. 114,753,247
Security
Shares
Shares Value
Investment Companies — 2.0%
iShares Short Maturity Bond ETF
*
........ 3,180,000 $ 159,540,600
Total Investment Companies — 2.0%
(Cost: $159,438,280) ............................. 159,540,600
Par (000)
Par (000)
Municipal Bonds — 0.3%
South Carolina - 0.2%
South Carolina Public Service Authority:
Series 2016D, RB, 2.39%, 12/01/23 .... USD 8,975 9,391,081
Series 2012E, RB, 3.72%, 12/01/23 .... 6,833 7,410,594
16,801,675
Virginia - 0.1%
County of Loudoun, Series 2020A, GO,
5.00%, 12/01/30 ................. 1,210 1,652,739
Total Municipal Bonds — 0.3%
(Cost: $17,075,002) .............................. 18,454,414
Non-Agency Mortgage-Backed Securities — 13.0%
Collateralized Mortgage Obligations — 1.6%
Banc of America Mortgage Trust, Series 2003-
J, Class 2A1, 2.61%, 11/25/33
(c)
....... 223 214,120
Bear Stearns ARM Trust, Series 2004-5, Class
2A, 3.40%, 07/25/34
(c)
............. 351 356,059
BlackRock Capital Finance LP, Series 1997-R2,
Class AP, 1.68%, 12/25/35
(b)(c)*
........ 19 17,638
Chase Home Lending Mortgage Trust
(b)(c)
:
Series 2019-ATR2, Class A11, (LIBOR USD
1 Month + 0.90%), 1.05%, 07/25/49 .. 2,364 2,364,579
Series 2019-ATR2, Class A3, 3.50%,
07/25/49 .................... 5,060 5,197,533
CHL Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, (LIBOR USD 1
Month + 0.54%), 0.69%, 02/25/35
(c)
.. 291 276,816
Series 2005-17, Class 1A6, 5.50%, 09/25/35 463 460,185
Series 2005-HYB8, Class 2A1, 2.91%,
12/20/35
(c)
................... 748 695,767
CMF plc
(c)
:
Series 2020-1, Class B, (SONIA1M +
1.00%), 1.05%, 01/16/57 ......... GBP 220 289,354
Series 2020-1, Class C, (SONIA1M +
1.25%), 1.30%, 01/16/57 ......... 105 136,073
CSMC Trust, Series 2019-RP10, Class A1,
3.09%, 12/26/59
(b)(c)
............... USD 3,815 3,829,274
Federal Home Loan Mortgage Corp. STACR
REMIC Trust Variable Rate Notes, Series
2020-DNA3, Class M1, (LIBOR USD 1
Month + 1.50%), 1.65%, 06/25/50
(b)(c)
... 2,329 2,330,465
Federal Home Loan Mortgage Corp. STACR
Trust Variable Rate Notes, Series 2019-
FTR2, Class M1, (LIBOR USD 1 Month +
0.95%), 1.10%, 11/25/48
(b)(c)
......... 655 654,073
Finsbury Square plc, Series 2020-1A, Class C,
(SONIA3M IR + 1.35%), 1.41%, 03/16/70
(b)(c)
GBP 225 302,070
Gosforth Funding plc, Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 0.45%), 0.66%,
08/25/60
(b)(c)
.................... USD 5,640 5,632,315
GS Mortgage-Backed Securities Corp.
Trust, Series 2020-PJ4, Class A2, 3.00%,
01/25/51
(b)(c)
.................... 9,587 9,868,608
JPMorgan Mortgage Trust
(b)(c)
:
Series 2016-2, Class A1, 2.59%, 06/25/46 8,388 8,492,116

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2017-1, Class A4, 3.50%, 01/25/47 USD 1,398 $ 1,398,682
Series 2017-3, Class 1A6, 3.00%, 08/25/47 1,342 1,345,155
Series 2017-6, Class A6, 3.00%, 12/25/48 1,377 1,384,475
Series 2020-7, Class A3, 3.00%, 01/25/51 8,096 8,335,377
Series 2020-LTV1, Class A11, (LIBOR USD
1 Month + 1.00%), 1.15%, 06/25/50 .. 8,251 8,267,634
Lanark Master Issuer plc, Series 2019-1A,
Class 1A1, (LIBOR USD 3 Month + 0.77%),
1.03%, 12/22/69
(b)(c)
............... 6,067 6,073,449
Lanebrook Mortgage Transaction plc, Series
2020-1, Class C, (SONIA3M + 2.25%),
2.30%, 06/12/57
(c)
................ GBP 370 505,904
MortgageIT Trust, Series 2004-1, Class A1,
(LIBOR USD 1 Month + 0.78%), 0.93%,
11/25/34
(c)
...................... USD 703 705,233
National RMBS Trust, Series 2012-2, Class A1,
(ASX Australia Bank Bill Short Term Rates 1
Month Mid + 1.10%), 1.11%, 06/20/44
(c)
.. AUD 712 549,937
New Residential Mortgage Loan Trust
(b)(c)
:
Series 2016-3A, Class A1B, 3.25%,
09/25/56 .................... USD 2,083 2,191,428
Series 2018-1A, Class A1A, 4.00%,
12/25/57 .................... 7,297 7,890,739
Series 2020-1A, Class A1B, 3.50%,
10/25/59 .................... 17,428 18,603,267
Residential Mortgage Securities 32 plc, Series
32X, Class C, (SONIA3M + 2.20%), 2.25%,
06/20/70
(c)
..................... GBP 1,025 1,414,761
Sequoia Mortgage Trust
(b)(c)
:
Series 2017-CH1, Class A2, 3.50%,
08/25/47 .................... USD 4,189 4,260,888
Series 2017-CH2, Class A10, 4.00%,
12/25/47 .................... 1,096 1,101,907
Starwood Mortgage Residential Trust, Series
2020-INV1, Class A1, 1.03%, 11/25/55
(b)(c)
8,886 8,885,479
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-13, Class A2, (LIBOR
USD 1 Month + 0.30%), 0.45%, 09/25/34
(c)
741 685,439
TORRENS Trust, Series 2013-1, Class A,
(ASX Australia Bank Bill Short Term Rates 1
Month Mid + 0.95%), 0.97%, 04/12/44
(c)
.. AUD 4,144 3,197,397
Tower Bridge Funding plc
(c)
:
Series 2020-1, Class C, (SONIA3M +
2.45%), 2.50%, 09/20/63 ......... GBP 145 199,018
Series 2020-1, Class D, (SONIA3M +
3.45%), 3.50%, 09/20/63 ......... 120 165,324
Twin Bridges plc
(c)
:
Series 2020-1, Class C, (SONIA3M +
2.25%), 2.32%, 12/14/54 ......... 395 541,561
Series 2020-1, Class D, (SONIA3M +
3.00%), 3.07%, 12/14/54 ......... 225 307,371
Walsh Acceptance, Series 1997-2, Class A,
(LIBOR USD 1 Month + 1.00%), 1.15%,
03/01/27
(b)(c)
.................... USD 3 1,654
Wells Fargo Mortgage Backed Securities
Trust
(b)(c)
:
Series 2019-4, Class A2, 3.00%, 09/25/49 3,457 3,561,746
Series 2020-RR1, Class A1, 3.00%,
05/25/50 .................... 5,851 6,043,886
128,734,756
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 11.4%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class D, (LIBOR USD 1 Month
+ 1.54%), 1.70%, 09/15/34
(b)(c)
........ USD 6,910 $ 6,754,023
AOA Mortgage Trust, Series 2015-1177, Class
D, 3.01%, 12/13/29
(b)(c)
............. 4,855 4,831,973
BAMLL Commercial Mortgage Securities
Trust
(b)(c)
:
Series 2017-SCH, Class AF, (LIBOR USD 1
Month + 1.00%), 1.16%, 11/15/33 ... 3,270 3,127,561
Series 2018-DSNY, Class A, (LIBOR USD 1
Month + 0.85%), 1.01%, 09/15/34 ... 12,495 12,338,277
BAMLL Trust, Series 2011-FSHN, Class D,
5.62%, 07/11/33
(b)
................ 11,600 11,459,598
BANK:
Series 2018-BN14, Class A2, 4.13%,
09/15/60 .................... 6,000 6,412,999
Series 2019-BN16, Class A2, 3.93%,
02/15/52 .................... 12,200 13,116,337
Series 2019-BN18, Class A2, 3.47%,
05/15/62 .................... 15,479 16,711,305
BBCMS Trust, Series 2013-TYSN, Class E,
3.71%, 09/05/32
(b)
................ 3,765 3,682,087
Bear Stearns Commercial Mortgage Securities
Trust, Series 2005-PW10, Class AJ, 5.78%,
12/11/40
(c)
...................... —
(f)
1
Benchmark Mortgage Trust, Series 2019-B9,
Class A5, 4.02%, 03/15/52 .......... 10,000 11,876,340
BX Commercial Mortgage Trust
(b)
:
Series 2018-IND, Class A, (LIBOR USD 1
Month + 0.75%), 0.91%, 11/15/35
(c)
.. 2,367 2,365,937
Series 2019-XL, Class A, (LIBOR USD 1
Month + 0.92%), 1.08%, 10/15/36
(c)
.. 25,124 25,170,960
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 1.61%, 10/15/36
(c)
.. 17,590 17,584,988
Series 2020-BXLP, Class F, (LIBOR USD 1
Month + 2.00%), 2.16%, 12/15/36
(c)
.. 5,048 4,928,155
Series 2020-VIV4, Class A, 2.84%, 03/09/44 5,820 6,108,489
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class ASB, 3.09%,
05/10/58 .................... 4,741 5,032,681
Series 2018-TAN, Class A, 4.24%,
02/15/33
(b)
................... 15,000 15,552,964
Series 2018-TAN, Class B, 4.69%,
02/15/33
(b)
................... 12,905 13,218,672
CGDBB Commercial Mortgage Trust, Series
2017-BIOC, Class A, (LIBOR USD 1 Month
+ 0.79%), 0.95%, 07/15/32
(b)(c)
........ 5,426 5,428,503
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class A4, 3.02%,
09/10/45 .................... 13,817 14,140,043
Series 2013-375P, Class A, 3.25%,
05/10/35
(b)
................... 9,460 9,905,392
Series 2013-GC11, Class A3, 2.82%,
04/10/46 .................... 26,424 27,353,937
Series 2015-GC31, Class A4, 3.76%,
06/10/48 .................... 9,000 10,068,077
Series 2016-P3, Class A2, 2.74%, 04/15/49 7,038 7,046,279
Series 2016-P4, Class A4, 2.90%, 07/10/49 14,575 15,940,593
Commercial Mortgage Trust:
Series 2012-CR1, Class A3, 3.39%,
05/15/45 .................... 9,571 9,763,234
Series 2013-CR10, Class ASB, 3.80%,
08/10/46 .................... 1,828 1,906,444
Series 2013-CR12, Class A4, 4.05%,
10/10/46 .................... 15,633 16,927,265

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2013-CR13, Class A4, 4.19%,
11/10/46
(c)
................... USD 4,515 $ 4,949,328
Series 2014-CR21, Class A3, 3.53%,
12/10/47 .................... 15,061 16,284,125
Series 2014-UBS3, Class ASB, 3.37%,
06/10/47 .................... 13,763 14,313,793
Series 2014-UBS5, Class ASB, 3.55%,
09/10/47 .................... 5,370 5,614,872
Series 2014-UBS6, Class ASB, 3.39%,
12/10/47 .................... 1,443 1,517,001
Series 2015-CR22, Class A3, 3.21%,
03/10/48 .................... 28,180 28,756,261
Series 2015-CR23, Class A2, 2.85%,
05/10/48 .................... 3,927 3,958,286
Series 2015-CR24, Class ASB, 3.45%,
08/10/48 .................... 6,871 7,258,721
Series 2015-LC21, Class ASB, 3.42%,
07/10/48 .................... 8,645 9,152,481
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class A, 2.26%,
08/15/37
(b)
..................... 7,128 7,383,383
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class A4, 3.51%, 04/15/50 11,358 12,420,418
Series 2015-C1, Class ASB, 3.35%,
04/15/50 .................... 11,323 11,900,078
Series 2015-C2, Class A4, 3.50%, 06/15/57 2,458 2,705,212
GS Mortgage Securities Corp. II, Series 2013-
GC10, Class A4, 2.68%, 02/10/46 ..... 3,644 3,752,163
GS Mortgage Securities Corp. Trust
(b)
:
Series 2012-ALOH, Class A, 3.55%,
04/10/34 .................... 17,000 17,163,763
Series 2019-SOHO, Class A, (LIBOR USD 1
Month + 0.90%), 1.06%, 06/15/36
(c)
.. 12,154 12,139,296
Series 2019-SOHO, Class C, (LIBOR USD 1
Month + 1.30%), 1.46%, 06/15/36
(c)
.. 8,815 8,640,882
Series 2020-TWN3, Class A, (LIBOR USD 1
Month + 2.00%), 2.16%, 11/15/37
(c)
.. 11,900 11,927,789
GS Mortgage Securities Trust:
Series 2011-GC5, Class AS, 5.21%,
08/10/44
(b)(c)
.................. 8,891 9,002,058
Series 2012-GC6, Class A3, 3.48%,
01/10/45 .................... 11,008 11,180,900
Series 2013-GC13, Class AAB, 3.72%,
07/10/46
(c)
................... 3,924 4,057,440
Series 2013-GC14, Class A3, 3.53%,
08/10/46 .................... 533 532,910
Series 2014-GC24, Class AAB, 3.65%,
09/10/47 .................... 7,116 7,491,420
Series 2015-GS1, Class A3, 3.73%,
11/10/48 .................... 5,900 6,581,629
Series 2019-GC38, Class A2, 3.87%,
02/10/52 .................... 8,134 8,766,216
Hawaii Hotel Trust, Series 2019-MAUI, Class
A, (LIBOR USD 1 Month + 1.15%), 1.31%,
05/15/38
(b)(c)
.................... 9,675 9,590,075
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23, Class ASB, 3.66%,
09/15/47 .................... 5,082 5,351,852
Series 2016-C1, Class A5, 3.58%, 03/15/49 2,250 2,532,397
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A3, 3.11%, 07/15/50 17,260 18,142,271
JPMorgan Chase Commercial Mortgage
Securities Trust
(b)
:
Series 2012-HSBC, Class D, 4.52%,
07/05/32
(c)
................... 6,490 6,669,300
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-WPT, Class AFX, 4.25%,
07/05/33 .................... USD 7,070 $ 7,453,237
Series 2019-BKWD, Class A, (LIBOR USD 1
Month + 1.00%), 1.16%, 09/15/29
(c)
.. 1,864 1,852,368
KNDL Mortgage Trust, Series 2019-KNSQ,
Class D, (LIBOR USD 1 Month + 1.35%),
1.51%, 05/15/36
(b)(c)
............... 2,972 2,964,624
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2013-C13, Class A4, 4.04%, 11/15/46 11,900 12,936,448
Series 2013-C9, Class AAB, 2.66%,
05/15/46 .................... 2,776 2,833,548
Series 2014-C15, Class A4, 4.05%,
04/15/47 .................... 9,800 10,707,005
Series 2014-C18, Class ASB, 3.62%,
10/15/47 .................... 7,641 8,078,261
Series 2014-C19, Class ASB, 3.33%,
12/15/47 .................... 6,396 6,726,937
Series 2015-C24, Class A4, 3.73%,
05/15/48 .................... 16,494 18,468,573
Series 2015-C25, Class A5, 3.64%,
10/15/48 .................... 8,717 9,763,619
Series 2016-C30, Class ASB, 2.73%,
09/15/49 .................... 14,735 15,547,472
Morgan Stanley Capital I Trust:
Series 2007-T27, Class AJ, 6.01%,
06/11/42
(c)
................... 4,333 4,338,375
Series 2012-C4, Class A4, 3.24%, 03/15/45 12,941 13,142,901
Series 2014-CPT, Class A, 3.35%,
07/13/29
(b)
................... 11,100 11,179,320
Series 2014-MP, Class A, 3.47%, 08/11/33
(b)
4,215 4,256,979
Series 2018-BOP, Class A, (LIBOR USD 1
Month + 0.85%), 1.01%, 08/15/33
(b)(c)
. 3,671 3,625,428
Series 2018-H4, Class A4, 4.31%, 12/15/51 4,995 5,973,357
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 1.06%, 07/15/35
(b)(c)
. 1,300 1,280,440
Series 2019-NUGS, Class D, (LIBOR USD 1
Month + 1.80%), 3.30%, 12/15/36
(b)(c)
. 8,000 7,749,901
Series 2019-NUGS, Class E, (LIBOR USD 1
Month + 2.24%), 3.74%, 12/15/36
(b)(c)
. 1,000 942,866
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, (LIBOR USD 1
Month + 0.95%), 1.09%, 06/15/35
(b)(c)
... 6,054 5,960,109
One New York Plaza Trust, Series 2020-1NYP,
Class A, (LIBOR USD 1 Month + 0.95%),
1.11%, 01/15/26
(b)(c)
............... 4,970 4,972,976
Pearl Finance 2020 DAC
(c)
:
Series 2020-1, Class A2, (EURIBOR 3
Month + 1.90%), 1.90%, 11/17/32 ... EUR 1,195 1,463,850
Series 2020-1, Class B, (EURIBOR 3 Month
+ 2.50%), 2.50%, 11/17/32 ........ 1,435 1,758,320
PFP Ltd., Series 2019-5, Class A, (LIBOR USD
1 Month + 0.97%), 1.12%, 04/14/36
(b)(c)
.. USD 4,267 4,221,835
Sage AR Funding No. 1 plc, Series 1X, Class
C, (SONIA3M + 2.15%), 2.20%, 11/17/30
(c)
GBP 535 730,743
UBS Commercial Mortgage Trust:
Series 2012-C1, Class A3, 3.40%, 05/10/45 USD 4,130 4,209,660
Series 2019-C18, Class A4, 3.04%,
12/15/52 .................... 7,873 8,739,862
UBS-Barclays Commercial Mortgage Trust:
Series 2013-C5, Class AS, 3.35%,
03/10/46
(b)
................... 9,713 10,049,961
Series 2013-C6, Class ASB, 2.79%,
04/10/46 .................... 3,301 3,366,850
Velocity Commercial Capital Loan Trust
(b)
:
Series 2018-1, Class A, 3.59%, 04/25/48 . 1,034 1,082,757

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-3, Class A, 3.03%, 10/25/49
(c)
USD 5,152 $ 5,300,216
VNDO Mortgage Trust, Series 2012-6AVE,
Class A, 3.00%, 11/15/30
(b)
.......... 17,397 17,989,949
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class ASB, 3.48%,
08/15/50 .................... 8,119 8,494,764
Series 2015-C28, Class ASB, 3.31%,
05/15/48 .................... 4,627 4,910,476
Series 2015-LC22, Class ASB, 3.57%,
09/15/58 .................... 8,271 8,830,018
Series 2017-C39, Class A5, 3.42%,
09/15/50 .................... 25,064 28,393,810
WFRBS Commercial Mortgage Trust:
Series 2011-C5, Class A4, 3.67%, 11/15/44 27,600 27,931,566
Series 2012-C10, Class ASB, 2.45%,
12/15/45 .................... 8,723 8,866,369
Series 2012-C6, Class A4, 3.44%, 04/15/45 1,858 1,879,215
Series 2014-C21, Class ASB, 3.39%,
08/15/47 .................... 10,232 10,635,342
Series 2014-C21, Class ASBF, (LIBOR USD
1 Month + 0.56%), 0.71%, 08/15/47
(b)(c)
2,647 2,622,320
Series 2014-C24, Class ASB, 3.32%,
11/15/47 .................... 7,966 8,339,368
899,061,429
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Commercial Mortgage Trust, Series 2015-
CR23, Class XA, 0.89%, 05/10/48
(c)
.... 33,753 1,000,702
Total Non-Agency Mortgage-Backed Securities — 13.0%
(Cost: $1,012,123,458) ........................... 1,028,796,887
U.S. Government Sponsored Agency Securities — 9.3%
Agency Obligations — 1.5%
Federal National Mortgage Association,
0.75%, 10/08/27 ................. 117,000 117,455,006
Collateralized Mortgage Obligations — 1.1%
Federal Home Loan Mortgage Corp.:
Series 1165, Class LD, 7.00%, 11/15/21 . 7 6,893
Series 3710, Class MG, 4.00%, 08/15/25
(a)
572 616,976
Series 3959, Class MA, 4.50%, 11/15/41 . 1,549 1,711,226
Series 3986, Class M, 4.50%, 09/15/41 .. 1,667 1,765,741
Series 4459, Class BN, 3.00%, 08/15/43 . 6,732 7,224,239
Series 4569, Class JA, 3.00%, 03/15/42 . 9,399 9,734,420
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes, Series 2017-DNA2,
Class M1, (LIBOR USD 1 Month + 1.20%),
1.35%, 10/25/29
(c)
................ 3,928 3,928,036
Federal National Mortgage Association:
Series 2011-48, Class MG,
4.00%, 06/25/26
(a)
.............. 1,116 1,201,412
Series 2011-84, Class MG,
4.00%, 09/25/26
(a)
.............. 1,462 1,551,044
Series 2014-48, Class AB, 4.00%, 10/25/40 2,813 2,864,396
Federal National Mortgage Association Variable
Rate Notes, Series 1997-20, Class FB,
1.40%, 03/25/27
(c)
................ 51 50,745
Government National Mortgage Association:
Series 2013-131, Class PA, 3.50%, 06/16/42 3,096 3,232,940
Series 2018-36, Class AM, 3.00%, 07/20/45 21,629 22,726,374
Seasoned Credit Risk Transfer Trust:
Series 2018-2, Class MA, 3.50%, 11/25/57 7,981 8,626,856
Series 2019-4, Class MA, 3.00%, 02/25/59 19,369 20,656,581
85,897,879
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.4%
Federal Home Loan Mortgage Corp., Series
KJ05, Class A2, 2.16%, 10/25/21 ...... USD 4,795 $ 4,850,461
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates,
Series KIR2, Class A1, 2.75%, 03/25/27 . 6,475 6,872,873
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)(c)
:
Series 2012-K18, Class B, 4.22%, 01/25/45 5,450 5,625,493
Series 2012-K20, Class B, 3.87%, 05/25/45 3,030 3,146,711
Series 2012-K21, Class B, 3.94%, 07/25/45 3,053 3,181,156
Series 2013-K25, Class B, 3.62%, 11/25/45 1,505 1,573,660
Series 2013-K26, Class B, 3.60%, 12/25/45 1,247 1,309,114
Series 2013-K27, Class B, 3.50%, 01/25/46 2,875 3,017,421
29,576,889
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(c)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes:
Series K121, Class X1, 1.03%, 10/25/30 . 12,000 1,016,043
Series K718, Class X1, 0.58%, 01/25/22 . 11,300 40,914
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2015-K720, Class B,
3.39%, 07/25/22
(b)
................ 6,200 6,406,984
Government National Mortgage Association
Variable Rate Notes, Series 2012-120,
0.71%, 02/16/53 ................. 18,168 488,713
7,952,654
Mortgage-Backed Securities — 6.2%
Federal Home Loan Mortgage Corp.:
4.00%, 02/01/34 - 03/01/34 .......... 21,342 23,404,977
4.50%, 07/01/47 - 03/01/49 .......... 82,433 92,313,498
Federal Home Loan Mortgage Corp. Variable
Rate Notes, (LIBOR USD 12 Month +
1.63%), 2.96%, 10/01/45
(c)
.......... 2,615 2,710,370
Federal National Mortgage Association Variable
Rate Notes
(c)
:
(LIBOR USD 12 Month + 1.58%),
2.82%, 09/01/45 ............... 4,960 5,150,437
(LIBOR USD 12 Month + 1.59%),
2.92%, 11/01/45 ............... 511 534,082
(LIBOR USD 12 Month + 1.59%),
3.12%, 06/01/45 ............... 5,759 6,014,631
(LIBOR USD 12 Month + 1.74%),
3.15%, 09/01/42 ............... 5,299 5,550,741
Uniform Mortgage-Backed Securities:
1.50%, 01/25/36
(g)
................ 74,790 76,951,898
2.50%, 12/01/27 - 04/01/32 .......... 38,716 40,647,020
3.00%, 12/01/26 - 04/01/33 .......... 49,788 52,847,471
3.50%, 04/01/34 ................. 3,634 4,000,181
4.00%, 04/01/26 - 06/01/34 .......... 103,532 110,789,190
4.50%, 03/01/47 - 04/01/49 .......... 65,472 73,543,693
5.00%, 04/01/21 ................. —
(f)
27
5.50%, 10/01/21 ................. 18 17,601
6.50%, 04/01/21 ................. —
(f)
129
494,475,946
Total U.S. Government Sponsored Agency Securities — 9.3%
(Cost: $712,667,069) ............................. 735,358,374
U.S. Treasury Obligations — 13.0%
U.S. Treasury Notes:
1.13%, 06/30/21 ................. 170,000 170,850,000
0.13%, 05/31/22 - 12/15/23 .......... 655,300 655,020,081
1.38%, 02/15/23 ................. 1,400 1,436,914

BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2020
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.25%, 11/15/23 ................. USD 200,000 $ 200,562,500
Total U.S. Treasury Obligations — 13.0%
(Cost: $1,027,386,278) ........................... 1,027,869,495
Total Long-Term Investments — 91.7%
(Cost: $7,063,168,105) ........................... 7,236,492,916
Short-Term Securities — 11.1%
Certificates of Deposit — 0.5%
Domestic — 0.5%
(e)
MUFG Bank Ltd., 0.00%, 01/12/21 ....... CAD 10,000 7,855,527
Sumitomo Corp., 0.00%, 02/10/21 ....... 40,000 31,416,450
39,271,977
Total Certificates of Deposit — 0.5%
(Cost: $39,228,528) .............................. 39,271,977
Commercial Paper — 0.7%
General Motors Financial Co., Inc.
(h)
:
0.60%, 01/04/21 ................. USD 35,000 34,998,145
0.75%, 02/17/21 ................. 18,000 17,983,344
Total Commercial Paper — 0.7%
(Cost: $52,980,625) .............................. 52,981,489
Foreign Government Obligations — 5.1%
Japan — 5.1%
Japan Treasury Bill
(h)
:
(0.10)%, 01/25/21 ................ JPY 28,000,000 271,190,783
Security
Par (000)
Par (000) Value
Japan (continued)
(0.12)%, 02/25/21 ................ JPY 14,000,000 $ 135,607,713
406,798,496
Total Foreign Government Obligations — 5.1%
(Cost: $397,825,413) ............................. 406,798,496
Shares
Shares
Money Market Funds — 4.2%
(i)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
*
................... 332,457,580 332,457,580
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% .......... 225 225
Total Money Market Funds — 4.2%
(Cost: $332,457,805) ............................. 332,457,805
Total Repurchase Agreements — 0.6%
(Cost: $45,000,000) .............................. 45,000,000
Total Short-Term Securities — 11.1%
(Cost: $867,492,371) ............................. 876,509,767
Total Options Purchased — 0.1%
(Cost: $13,125,011) .............................. 12,050,314
Total Investments Before Options Written — 102.9%
(Cost: $7,943,785,487 ) ........................... 8,125,052,997
Total Options Written — (0.3)%
(Premium Received — $27,365,002) .................. (27,549,900)
Total Investments Net of Options Written — 102.6%
(Cost: $7,916,420,485 ) ........................... 8,097,503,097
Liabilities in Excess of Other Assets — (2.6)% ............ (202,719,308)
Net Assets — 100.0% .............................. $ 7,894,783,789
(a)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Zero-coupon bond.
(f)
Amount is less than 500.
(g)
Represents or includes a TBA transaction.
(h)
Rates are discount rates or a range of discount rates as of period end.
(i)
Annualized 7-day yield as of period end

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2020
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/20
Par/Shares
Held at
12/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 270,721,972 $ 61,735,608 $ — $ — $ — $ 332,457,580 332,457,580 $ 18,927 $ —
BlackRock Capital Finance LP,
Series 1997-R2, Class AP ... 17,535 — — — 103 17,638 18,554 481 —
iShares Short Maturity Bond ETF 159,349,800 — — — 190,800 159,540,600 3,180,000 530,981 —
$ — $ 190,903 $ 492,015,818 $ 550,389 $ —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
BNP Paribas SA .... 0.45% 12/11/20 02/01/21 $ 45,000 $ 45,000 $ 45,029,250
Corporate/Debt
Obligations, 2.07% to
10.00%, due 02/13/22
to 04/15/32 ....... $ 46,278,786 $ 49,498,355

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2 Year Note .................................................... 10,738 03/31/21 $ 2,372,846 $ 1,834,472
Short Contracts
Euro- Bobl ............................................................... 1,238 03/08/21 204,447 8,796
Euro-Bund .............................................................. 14 03/08/21 3,038 (7,256)
Euro-Schatz ............................................................. 1,230 03/08/21 168,708 108,270
U.S. Treasury 10 Year Note ................................................... 2,020 03/22/21 278,918 (500,523)
U.S. Treasury 10 Year Ultra Note ............................................... 224 03/22/21 35,025 (49,437)
U.S. Treasury Long Bond .................................................... 73 03/22/21 12,643 126,044
U.S. Treasury 5 Year Note .................................................... 4,641 03/31/21 585,527 (1,121,444)
(1,435,550)
$ 398,922
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 37,762,295 CAD 48,000,000 Morgan Stanley & Co. International plc 01/08/21 $ 52,365
USD 269,337,507 EUR 219,934,500 UBS AG 02/03/21 460,694
USD 31,480,647 CAD 40,000,000 Morgan Stanley & Co. International plc 02/10/21 52,094
USD 7,863,998 CAD 10,000,000 JPMorgan Chase Bank NA 02/16/21 6,786
EUR 14,160,000 USD 17,200,280 Natwest Markets plc 03/17/21 126,308
698,247
EUR 219,934,500 USD 269,155,841 UBS AG 01/06/21 (465,002)
USD 3,606,977 AUD 4,886,000 Bank of America NA 01/06/21 (159,941)
USD 3,919,755 CAD 5,001,375 Morgan Stanley & Co. International plc 01/06/21 (9,390)
USD 257,590,470 EUR 216,049,000 Goldman Sachs International 01/06/21 (6,353,509)
USD 8,985,877 EUR 7,539,000 Morgan Stanley & Co. International plc 01/06/21 (224,412)
USD 1,247,131 EUR 1,042,000 Natwest Markets plc 01/06/21 (25,866)
USD 258,739,418 EUR 216,049,000 UBS AG 01/06/21 (5,204,561)
USD 14,360,589 GBP 10,749,000 Citibank NA 01/06/21 (338,838)
USD 679,482 GBP 505,000 State Street Bank and Trust Co. 01/06/21 (11,113)
USD 15,690,121 CAD 20,000,000 Morgan Stanley & Co. International plc 01/08/21 (22,350)
USD 7,835,705 CAD 10,000,000 Morgan Stanley & Co. International plc 01/12/21 (20,742)
USD 692,778 JPY 72,917,342 Goldman Sachs International 01/25/21 (13,590)
USD 265,320,286 JPY 27,927,082,658 State Street Bank and Trust Co. 01/25/21 (5,216,150)
USD 159,665,249 CAD 210,400,000 Standard Chartered Bank 02/03/21 (5,646,819)
USD 148,244,799 CAD 193,488,000 State Street Bank and Trust Co. 02/03/21 (3,779,447)
USD 132,493,865 JPY 14,000,000,000 State Street Bank and Trust Co. 02/25/21 (3,171,301)
EUR 14,100,000 USD 17,315,360 JPMorgan Chase Bank NA 03/17/21 (62,191)
USD 19,076,381 EUR 15,654,568 Bank of America NA 03/17/21 (79,003)
(30,804,225)
$ (30,105,978)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 10 Year Note ..................... 674 01/22/21 USD 137.50 USD 67,400 $ 189,563

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2020
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.82% Semi-Annual
JPMorgan Chase
Bank NA 11/25/24 0.82 % USD 91,300 $ 351,704
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.87% Semi-Annual Bank of America NA 12/02/24 0.87 USD 91,490 374,719
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.49% Semi-Annual Citibank NA 02/25/25 1.49 USD 14,560 666,098
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.28% Semi-Annual
Goldman Sachs Bank
USA 06/04/25 1.28 USD 6,435 237,027
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.43% Semi-Annual Citibank NA 06/05/25 1.43 USD 41,250 1,776,576
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.43% Semi-Annual Deutsche Bank AG 06/05/25 1.43 USD 22,650 972,505
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.43% Semi-Annual UBS AG 06/05/25 1.43 USD 6,435 276,295
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.07% Semi-Annual
JPMorgan Chase
Bank NA 01/17/40 2.07 USD 11,730 1,012,783
5,667,707
Put
1-Year Interest Rate Swap
(a)
. 0.82% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 11/25/24 0.82 USD 91,300 350,668
1-Year Interest Rate Swap
(a)
. 0.87% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 12/02/24 0.87 USD 91,490 333,932
10-Year Interest Rate Swap
(a)
1.49% Semi-Annual 3 month LIBOR Quarterly Citibank NA 02/25/25 1.49 USD 14,560 700,117
10-Year Interest Rate Swap
(a)
1.28% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 06/04/25 1.28 USD 6,435 393,662
10-Year Interest Rate Swap
(a)
1.43% Semi-Annual 3 month LIBOR Quarterly Citibank NA 06/05/25 1.43 USD 41,250 2,211,330
10-Year Interest Rate Swap
(a)
1.43% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 06/05/25 1.43 USD 22,650 1,217,539
10-Year Interest Rate Swap
(a)
1.43% Semi-Annual 3 month LIBOR Quarterly UBS AG 06/05/25 1.43 USD 6,435 345,910
10-Year Interest Rate Swap
(a)
2.07% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 01/17/40 2.07 USD 11,730 639,886
6,193,044
$ 11,860,751
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 10 Year Note ...................... 674 01/22/21 USD 136.50 USD 67,400 $ (52,652)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 0.48% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 01/19/21 0.48 % USD 40,810 $ (118,268)
2-Year Interest Rate Swap
(a)
. 1.45% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 01/25/21 1.45 USD 145,610 (3,669,261)
10-Year Interest Rate Swap
(a)
0.74% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 04/19/21 0.74 USD 20,450 (100,105)
10-Year Interest Rate Swap
(a)
0.69% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 05/13/21 0.69 USD 41,980 (187,608)
10-Year Interest Rate Swap
(a)
0.75% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 06/02/21 0.75 USD 27,560 (176,846)
10-Year Interest Rate Swap
(a)
0.74% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 06/25/21 0.74 USD 13,745 (94,962)
10-Year Interest Rate Swap
(a)
0.72% Semi-Annual 3 month LIBOR Quarterly BNP Paribas SA 06/29/21 0.72 USD 13,745 (87,570)
10-Year Interest Rate Swap
(a)
0.67% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 07/14/21 0.67 USD 36,520 (207,336)
10-Year Interest Rate Swap
(a)
0.45% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 09/30/21 0.45 USD 16,950 (65,578)
10-Year Interest Rate Swap
(a)
0.93% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/06/21 0.93 USD 11,764 (183,043)
10-Year Interest Rate Swap
(a)
1.65% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 01/18/22 1.65 USD 16,320 (1,012,982)

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2020
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1.65% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 01/18/22 1.65 % USD 49,450 $ (3,069,362)
5-Year Interest Rate Swap
(a)
. (0.12)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 04/04/22 (0.12) EUR 28,850 (589,006)
5-Year Interest Rate Swap
(a)
. (0.02)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 04/07/22 (0.02) EUR 33,180 (847,717)
5-Year Interest Rate Swap
(a)
. (0.02)% Annual
6 month
EURIBOR Semi-Annual BNP Paribas SA 04/07/22 (0.02) EUR 20,470 (522,989)
10-Year Interest Rate Swap
(a)
1.06% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/11/22 1.06 USD 14,550 (362,001)
10-Year Interest Rate Swap
(a)
1.23% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 12/15/22 1.23 USD 26,385 (855,829)
10-Year Interest Rate Swap
(a)
1.23% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 12/16/22 1.23 USD 13,193 (432,798)
10-Year Interest Rate Swap
(a)
1.25% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 12/16/22 1.25 USD 13,193 (441,063)
10-Year Interest Rate Swap
(a)
1.25% Semi-Annual 3 month LIBOR Quarterly Citibank NA 12/30/22 1.25 USD 14,780 (487,371)
(13,511,695)
Put
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.00% Annual Bank of America NA 01/18/21 0.00 EUR 366,950 —
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.00% Annual BNP Paribas SA 01/18/21 0.00 EUR 121,090 —
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.48% Semi-Annual Deutsche Bank AG 01/19/21 0.48 USD 40,810 (30,247)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.45% Semi-Annual Bank of America NA 01/25/21 1.45 USD 145,610 —
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.74% Semi-Annual
Morgan Stanley & Co.
International plc 04/19/21 0.74 USD 20,450 (548,825)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.69% Semi-Annual Bank of America NA 05/13/21 0.69 USD 41,980 (1,391,510)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.00% Semi-Annual Bank of America NA 06/01/21 1.00 USD 58,920 (869,087)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.75% Semi-Annual Deutsche Bank AG 06/02/21 0.75 USD 27,560 (822,701)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.05% Semi-Annual Bank of America NA 06/11/21 1.05 USD 13,380 (178,206)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.74% Semi-Annual Bank of America NA 06/25/21 0.74 USD 13,745 (436,837)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.72% Semi-Annual BNP Paribas SA 06/29/21 0.72 USD 13,745 (466,548)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.10% Semi-Annual Citibank NA 07/14/21 1.10 USD 8,470 (112,888)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.67% Semi-Annual Bank of America NA 07/14/21 0.67 USD 36,520 (1,414,159)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.10% Semi-Annual Citibank NA 07/16/21 1.10 USD 8,710 (117,505)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.95% Semi-Annual Barclays Bank plc 08/04/21 0.95 USD 11,520 (246,588)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.95% Semi-Annual Bank of America NA 08/05/21 0.95 USD 40,020 (862,318)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.95% Semi-Annual Deutsche Bank AG 08/05/21 0.95 USD 12,540 (270,202)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.60% Semi-Annual Deutsche Bank AG 09/03/21 0.60 USD 51,720 (290,890)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.45% Semi-Annual Bank of America NA 09/30/21 1.45 USD 33,900 (261,267)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.93% Semi-Annual Deutsche Bank AG 10/06/21 0.93 USD 11,764 (310,088)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.15% Semi-Annual
Goldman Sachs Bank
USA 11/04/21 1.15 USD 38,868 (687,084)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.15% Semi-Annual Bank of America NA 01/10/22 1.15 USD 7,740 (161,015)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.15% Semi-Annual Bank of America NA 01/18/22 2.15 USD 16,320 (44,601)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.15% Semi-Annual
JPMorgan Chase
Bank NA 01/18/22 2.15 USD 49,450 (135,142)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.95% Semi-Annual Bank of America NA 01/28/22 1.95 USD 8,130 (34,698)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.95% Semi-Annual
Morgan Stanley & Co.
International plc 01/28/22 1.95 USD 24,630 (105,118)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.85% Semi-Annual Bank of America NA 02/22/22 1.85 USD 33,900 (195,692)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Deutsche Bank AG 02/28/22 1.60 USD 15,890 (153,576)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Deutsche Bank AG 03/03/22 1.60 USD 15,890 (155,438)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Bank of America NA 03/04/22 1.60 USD 34,860 (341,889)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Barclays Bank plc 03/04/22 1.60 USD 15,433 (151,359)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Deutsche Bank AG 03/04/22 1.60 USD 24,575 (241,019)
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.12)% Annual Barclays Bank plc 04/04/22 (0.12) EUR 28,850 (78,796)
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.02)% Annual Barclays Bank plc 04/07/22 (0.02) EUR 33,180 (65,294)
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.02)% Annual BNP Paribas SA 04/07/22 (0.02) EUR 20,470 (40,282)

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2020
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.06% Semi-Annual Deutsche Bank AG 10/11/22 1.06 % USD 14,550 $ (553,339)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.23% Semi-Annual Barclays Bank plc 12/15/22 1.23 USD 26,385 (870,004)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.23% Semi-Annual
Goldman Sachs Bank
USA 12/16/22 1.23 USD 13,193 (430,769)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.25% Semi-Annual
Goldman Sachs Bank
USA 12/16/22 1.25 USD 13,193 (423,201)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.25% Semi-Annual Citibank NA 12/30/22 1.25 USD 14,780 (487,371)
(13,985,553)
$ (27,497,248)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.35.V1 ................... 5.00 % Quarterly 12/20/25 USD 114,250 $ (10,829,401) $ (7,884,849) $ (2,944,552)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 0.68% Semi-Annual N/A 03/06/22 USD 12,200 $ 94,796 $ — $ 94,796
(0.30)% Annual
6 month
EURIBOR Semi-Annual N/A 03/23/22 EUR 5,380 (11,024) — (11,024)
6 month
EURIBOR Semi-Annual
(0.30)%
Annual N/A 07/20/22 EUR 16,320 73,147 — 73,147
(0.40)% Annual
6 month
EURIBOR Semi-Annual N/A 07/21/22 EUR 30,190 (65,333) — (65,333)
6 month
EURIBOR Semi-Annual
(0.24)%
Annual N/A 07/27/22 EUR 15,750 96,630 — 96,630
3 month LIBOR Quarterly 0.34% Semi-Annual N/A 09/29/22 USD 35,180 125,270 — 125,270
6 month
EURIBOR Semi-Annual
(0.35)%
Annual N/A 11/02/22 EUR 4,320 18,921 — 18,921
0.24% Semi-Annual 3 month LIBOR Quarterly 04/06/21
(a)
12/15/22 USD 69,610 (77,765) — (77,765)
0.26% Semi-Annual 3 month LIBOR Quarterly 04/06/21
(a)
12/15/22 USD 132,890 (183,724) (1,399) (182,325)
6 month
EURIBOR Semi-Annual
(0.42)%
Annual N/A 12/24/22 EUR 28,470 72,877 (7,016) 79,893
(0.40)% Annual
6 month
EURIBOR Semi-Annual 02/16/21
(a)
02/16/23 EUR 37,570 (112,278) — (112,278)
(0.41)% Annual
6 month
EURIBOR Semi-Annual 02/16/21
(a)
02/16/23 EUR 37,590 (108,627) — (108,627)
3 month LIBOR Quarterly 1.05% Semi-Annual 03/01/21
(a)
03/01/23 USD 18,940 326,316 — 326,316
3 month LIBOR Quarterly 1.06% Semi-Annual 03/01/21
(a)
03/01/23 USD 18,940 327,830 — 327,830
3 month LIBOR Quarterly 1.07% Semi-Annual 03/01/21
(a)
03/01/23 USD 18,990 333,059 — 333,059
3 month LIBOR Quarterly 1.10% Semi-Annual 03/01/21
(a)
03/01/23 USD 75,820 1,372,961 — 1,372,961
3 month LIBOR Quarterly 0.88% Semi-Annual 03/02/21
(a)
03/02/23 USD 38,010 523,459 — 523,459
3 month LIBOR Quarterly 0.90% Semi-Annual 03/02/21
(a)
03/02/23 USD 18,990 271,389 — 271,389
(0.18)% Annual
6 month
EURIBOR Semi-Annual 03/24/21
(a)
03/24/23 EUR 27,850 (237,481) — (237,481)
(0.18)% Annual
6 month
EURIBOR Semi-Annual 03/24/21
(a)
03/24/23 EUR 28,010 (235,387) — (235,387)

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2020
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
(0.17)% Annual
6 month
EURIBOR Semi-Annual 03/24/21
(a)
03/24/23 EUR 27,850 $ (241,759) $ — $ (241,759)
6 month
EURIBOR Semi-Annual
(0.31)%
Annual 04/29/21
(a)
04/29/23 EUR 10,470 54,756 — 54,756
6 month
EURIBOR Semi-Annual
(0.34)%
Annual 05/03/21
(a)
05/03/23 EUR 4,310 18,769 — 18,769
6 month
EURIBOR Semi-Annual
(0.38)%
Annual 05/04/21
(a)
05/04/23 EUR 5,230 17,663 — 17,663
6 month
EURIBOR Semi-Annual
(0.42)%
Annual 06/24/21
(a)
06/24/23 EUR 15,260 37,859 235 37,624
6 month
EURIBOR Semi-Annual
(0.40)%
Annual 06/25/21
(a)
06/25/23 EUR 15,180 45,124 (265) 45,389
3 month LIBOR Quarterly 0.25% Semi-Annual 07/08/22
(a)
07/08/23 USD 28,890 3,404 — 3,404
6 month
EURIBOR Semi-Annual
(0.41)%
Annual 07/20/21
(a)
07/20/23 EUR 6,300 16,226 — 16,226
(0.43)% Annual
6 month
EURIBOR Semi-Annual 08/05/21
(a)
08/05/23 EUR 11,750 (24,209) — (24,209)
6 month
EURIBOR Semi-Annual
(0.43)%
Annual 08/09/21
(a)
08/09/23 EUR 4,530 9,190 (408) 9,598
6 month
EURIBOR Semi-Annual
(0.43)%
Annual 08/10/21
(a)
08/10/23 EUR 7,040 14,795 — 14,795
6 month
EURIBOR Semi-Annual
(0.38)%
Annual 08/17/21
(a)
08/17/23 EUR 9,220 30,016 — 30,016
3 month LIBOR Quarterly 0.57% Semi-Annual 11/21/23
(a)
11/21/24 USD 5,640 620 — 620
3 month LIBOR Quarterly 0.36% Semi-Annual N/A 06/02/25 USD 10,880 (3,864) — (3,864)
6 month
EURIBOR Semi-Annual
(0.43)%
Annual N/A 09/21/25 EUR 6,510 16,225 (2,451) 18,676
6 month
EURIBOR Semi-Annual
(0.44)%
Annual N/A 09/23/25 EUR 4,670 8,180 — 8,180
6 month
EURIBOR Semi-Annual
(0.34)%
Annual 07/20/21
(a)
07/20/26 EUR 11,930 74,113 — 74,113
0.65% Semi-Annual 3 month LIBOR Quarterly 04/20/22
(a)
04/20/27 USD 24,710 42,959 — 42,959
3 month LIBOR Quarterly 0.65% Semi-Annual 06/20/22
(a)
06/20/27 USD 21,680 (79,488) — (79,488)
3 month LIBOR Quarterly 0.68% Semi-Annual 06/20/22
(a)
06/20/27 USD 21,680 (49,956) — (49,956)
6 month
EURIBOR Semi-Annual
(0.30)%
Annual 08/09/22
(a)
08/09/27 EUR 7,500 33,581 — 33,581
6 month
EURIBOR Semi-Annual
(0.25)%
Annual 08/16/22
(a)
08/16/27 EUR 29,600 227,610 — 227,610
(0.26)% Annual
6 month
EURIBOR Semi-Annual 08/16/22
(a)
08/16/27 EUR 7,410 (53,260) — (53,260)
0.50% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/27 USD 25,550 158,228 — 158,228
0.50% Semi-Annual 3 month LIBOR Quarterly N/A 08/19/27 USD 5,980 37,939 — 37,939
6 month
EURIBOR Semi-Annual
(0.36)%
Annual 12/12/22
(a)
12/12/27 EUR 7,330 (3,686) — (3,686)
3 month LIBOR Quarterly 0.65% Semi-Annual 07/12/23
(a)
07/12/28 USD 21,830 (349,113) — (349,113)
0.96% Semi-Annual 3 month LIBOR Quarterly 03/31/21
(a)
08/15/30 USD 10,995 (40,807) — (40,807)
1 day Fed Funds Quarterly 0.56% Quarterly N/A 10/21/30 USD 377 (6,000) — (6,000)
0.53% Quarterly 1 day SOFR Quarterly N/A 10/21/30 USD 377 5,333 — 5,333
1.70% Semi-Annual 3 month LIBOR Quarterly N/A 10/27/30 USD 64,060 (5,007,191) — (5,007,191)
1.58% Semi-Annual 3 month LIBOR Quarterly N/A 10/29/30 USD 57,590 (3,784,214) — (3,784,214)
0.96% Semi-Annual 3 month LIBOR Quarterly N/A 11/12/30 USD 17,400 (76,635) — (76,635)
0.92% Semi-Annual 3 month LIBOR Quarterly N/A 12/10/30 USD 7,583 2,125 — 2,125
0.97% Semi-Annual 3 month LIBOR Quarterly N/A 12/29/30 USD 3,710 (14,382) — (14,382)
0.95% Semi-Annual 3 month LIBOR Quarterly N/A 12/30/30 USD 6,410 (13,920) — (13,920)
3 month LIBOR Quarterly 0.75% Semi-Annual 04/07/21
(a)
04/07/31 USD 1,150 (24,818) — (24,818)
3 month LIBOR Quarterly 0.87% Semi-Annual 04/09/21
(a)
04/09/31 USD 6,850 (68,244) — (68,244)
0.76% Semi-Annual 3 month LIBOR Quarterly 06/03/21
(a)
06/03/31 USD 20,150 461,691 — 461,691
0.77% Semi-Annual 3 month LIBOR Quarterly 05/06/22
(a)
05/06/32 USD 17,990 647,648 — 647,648
1 day Fed Funds Quarterly 0.79% Quarterly N/A 10/21/35 USD 71 (2,057) — (2,057)
0.75% Quarterly 1 day SOFR Quarterly N/A 10/21/35 USD 71 1,944 — 1,944
0.97% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/40 USD 3,550 208,130 — 208,130

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2020
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day Fed Funds Quarterly 0.91% Quarterly N/A 10/21/40 USD 103 $ (4,115) $ — $ (4,115)
0.84% Quarterly 1 day SOFR Quarterly N/A 10/21/40 USD 103 4,143 — 4,143
3 month LIBOR Quarterly 1.02% Semi-Annual N/A 08/17/50 USD 2,470 (236,731) — (236,731)
3 month LIBOR Quarterly 0.99% Semi-Annual N/A 08/21/50 USD 1,575 (163,153) — (163,153)
3 month LIBOR Quarterly 1.06% Semi-Annual N/A 09/16/50 USD 329 (28,766) (1,532) (27,234)
1 day Fed Funds Quarterly 0.99% Quarterly N/A 10/21/50 USD 98 (5,939) — (5,939)
0.91% Quarterly 1 day SOFR Quarterly N/A 10/21/50 USD 98 6,114 — 6,114
1.10% Semi-Annual 3 month LIBOR Quarterly N/A 11/25/50 USD 4,010 318,124 — 318,124
1.09% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/52 USD 3,940 393,852 — 393,852
1.14% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/52 USD 3,940 347,884 — 347,884
0.88% Semi-Annual 3 month LIBOR Quarterly 07/12/23
(a)
07/12/53 USD 4,020 655,632 — 655,632
$ (3,777,394) $ (12,836) $ (3,764,558)
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Financial Guaranty Insurance
Company ............. 1.00 % Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,500 $ (20,075) $ 36,519 $ (56,594)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Financial Guaranty
Insurance Company .. 1.00 % Quarterly Citibank NA 06/20/24 BBB- USD 15,005 $ 225,693 $ (797,124) $ 1,022,817
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day Fed Funds ...................................... 1 day Fed Funds 0.09%
1 day SOFR ......................................... Secured Overnight Financing Rate 0.08
3 month LIBOR ....................................... London Interbank Offered Rate 0.24
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.53)

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2020
Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviations
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PCL Public Company Limited
PJSC Public Joint Stock Company
RB Revenue Bonds
REMIC Real Estate Mortgage Investment Conduit
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 1,045,911,540 $ 50,665,125 $ 1,096,576,665
Corporate Bonds ........................................ — 2,710,449,187 — 2,710,449,187
Floating Rate Loan Interests ................................. — 36,892 — 36,892
Foreign Agency Obligations ................................. — 344,657,155 — 344,657,155
Foreign Government Obligations .............................. — 114,753,247 — 114,753,247
Investment Companies .................................... 159,540,600 — — 159,540,600
Municipal Bonds ......................................... — 18,454,414 — 18,454,414
Non-Agency Mortgage-Backed Securities ........................ — 1,028,796,887 — 1,028,796,887
U.S. Government Sponsored Agency Securities .................... — 735,358,374 — 735,358,374
U.S. Treasury Obligations ................................... — 1,027,869,495 — 1,027,869,495
Short-Term Securities:
Certificates of Deposit ..................................... — 39,271,977 — 39,271,977
Commercial Paper ....................................... — 52,981,489 — 52,981,489
Foreign Government Obligations .............................. — 406,798,496 — 406,798,496
Money Market Funds ...................................... 332,457,805 — — 332,457,805
Repurchase Agreements ................................... — 45,000,000 — 45,000,000
Options Purchased:
Interest rate contracts ...................................... 189,563 11,860,751 — 12,050,314
$ 492,187,968 $ 7,582,199,904 $ 50,665,125 $ 8,125,052,997
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 1,022,817 $ — $ 1,022,817
Foreign currency exchange contracts ............................ — 698,247 — 698,247
Interest rate contracts ....................................... 2,077,582 7,546,437 — 9,624,019
Liabilities:
Credit contracts ........................................... — (3,001,146) — (3,001,146)
Foreign currency exchange contracts ............................ — (30,804,225) — (30,804,225)
Interest rate contracts ....................................... (1,731,312) (38,808,243) — (40,539,555)
$ 346,270 $ (63,346,113) $ — $ (62,999,843)

BlackRock Low Duration Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2020
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.